UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Equity Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3 and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

4/30/08

LGE-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	3.8%
LVMH Moet Hennessy Louis Vuitton S.A.	2.7%
Roche Holding AG	2.3%
Johnson & Johnson	2.3%
Reckitt Benckiser Group PLC	2.1%
Heineken N.V.	2.1%
Canon, Inc.	2.0%
Linde AG	1.9%
NIKE, Inc., “B”	1.9%
TOTAL S.A.	1.9%

Equity sectors
Consumer Staples	18.2%
Financial Services	13.5%
Health Care	13.3%
Basic Materials	7.8%
Technology	7.4%
Leisure	7.0%
Energy	6.8%
Retailing	6.4%
Industrial Goods & Services	4.6%
Utilities & Communications	4.2%
Transportation	3.6%
Autos & Housing	3.3%
Special Products & Services	2.1%

Country weightings
United States	32.6%
France	13.8%
Switzerland	12.0%
Japan	10.9%
United Kingdom	9.3%
Germany	8.2%
Netherlands	5.7%
South Korea	1.3%
Austria	1.2%
Other Countries	5.0%

Percentages are based on net assets as of 04/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	1.46%	$1,000.00	$946.07	$7.06
	Hypothetical (h)	1.46%	$1,000.00	$1,017.60	$7.32
B	Actual	2.22%	$1,000.00	$942.88	$10.72
	Hypothetical (h)	2.22%	$1,000.00	$1,013.82	$11.12
C	Actual	2.22%	$1,000.00	$942.75	$10.72
	Hypothetical (h)	2.22%	$1,000.00	$1,013.82	$11.12
I	Actual	1.21%	$1,000.00	$947.39	$5.86
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
J	Actual	2.17%	$1,000.00	$942.89	$10.48
	Hypothetical (h)	2.17%	$1,000.00	$1,014.07	$10.87
R1	Actual	2.28%	$1,000.00	$942.36	$11.01
	Hypothetical (h)	2.28%	$1,000.00	$1,013.53	$11.41
R2 (formerly R3)	Actual	1.77%	$1,000.00	$944.73	$8.56
	Hypothetical (h)	1.77%	$1,000.00	$1,016.06	$8.87
R3 (formerly R4)	Actual	1.52%	$1,000.00	$945.93	$7.35
	Hypothetical (h)	1.52%	$1,000.00	$1,017.30	$7.62
R4 (formerly R5)	Actual	1.25%	$1,000.00	$946.96	$6.05
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.72%, 1.47%, and 1.22% for Class R2, Class R3, and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $8.32, $7.11, and $5.91 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $8.62, $7.37, and $6.12 for Class R2, Class R3, and Class R4 shares, respectively.

4

Expense Table – continued

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 2.21%; the actual expenses paid during the period would have been approximately $10.68; and the hypothetical expenses paid during the period would have been approximately $11.07.

5

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.2%
Issuer	Shares/Par	Value ($)

Alcoholic Beverages - 5.3%
Diageo PLC	577,357	$11,821,277
Grupo Modelo S.A. de C.V., “C”	468,500	2,070,005
Heineken N.V.	231,090	13,484,142
Pernod Ricard S.A.	63,012	7,277,266

		$34,652,690
Apparel Manufacturers - 4.6%
LVMH Moet Hennessy Louis Vuitton S.A.	153,690	$17,591,696
NIKE, Inc., “B”	187,190	12,504,292

		$30,095,988
Automotive - 3.3%
Bayerische Motoren Werke AG (l)	134,310	$7,379,148
Bridgestone Corp.	177,400	3,272,253
Harley-Davidson, Inc.	155,280	5,939,460
Toyota Motor Corp.	94,200	4,795,021

		$21,385,882
Biotechnology - 0.2%
Actelion Ltd. (a)	30,733	$1,560,654

Broadcasting - 4.8%
Omnicom Group, Inc.	134,910	$6,440,603
Viacom, Inc., “B” (a)	79,395	3,051,944
Vivendi S.A.	128,120	5,212,185
Walt Disney Co.	269,320	8,734,048
WPP Group PLC	678,020	8,273,771

		$31,712,551
Brokerage & Asset Managers - 1.8%
Goldman Sachs Group, Inc.	19,500	$3,731,715
Julius Baer Holding Ltd.	65,071	4,823,070
Nomura Holdings, Inc.	178,600	3,107,731

		$11,662,516

6

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 1.2%
Accenture Ltd., “A”	129,910	$4,878,121
DST Systems, Inc. (a)(l)	47,540	2,844,794

		$7,722,915
Chemicals - 3.1%
3M Co.	144,090	$11,080,521
Givaudan S.A.	9,330	9,445,016

		$20,525,537
Computer Software - 1.2%
Oracle Corp. (a)	373,880	$7,795,398

Conglomerates - 0.9%
Smiths Group PLC	302,722	$5,814,315

Consumer Goods & Services - 6.4%
Alberto-Culver Co.	78,100	$1,965,777
Henkel KGaA, IPS (l)	165,970	7,069,365
Kao Corp.	418,000	11,330,907
Procter & Gamble Co.	119,134	7,987,935
Reckitt Benckiser Group PLC	232,230	13,538,084

		$41,892,068
Electrical Equipment - 4.0%
Legrand S.A.	233,000	$6,980,630
OMRON Corp.	132,700	2,772,602
Rockwell Automation, Inc.	109,560	5,941,439
Schneider Electric S.A. (l)	88,156	10,801,241

		$26,495,912
Electronics - 6.2%
Canon, Inc.	260,200	$13,021,895
Hirose Electric Co. Ltd.	26,700	3,181,657
Hoya Corp.	199,300	5,549,341
Intel Corp.	276,890	6,163,571
Ricoh Co. Ltd.	247,000	4,293,750
Samsung Electronics Co. Ltd.	12,230	8,706,952

		$40,917,166
Energy - Independent - 1.0%
INPEX Holdings, Inc.	559	$6,240,701

7

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 5.8%
Chevron Corp.	70,710	$6,798,767
Exxon Mobil Corp.	104,080	9,686,726
Royal Dutch Shell PLC	228,010	9,167,544
TOTAL S.A.	146,120	12,297,510

		$37,950,547
Food & Beverages - 6.5%
General Mills, Inc.	175,470	$10,598,388
Nestle S.A.	51,807	24,905,043
PepsiCo, Inc.	108,330	7,423,855

		$42,927,286
Food & Drug Stores - 1.7%
Tesco PLC	439,436	$3,716,141
Walgreen Co.	212,380	7,401,443

		$11,117,584
Gaming & Lodging - 1.5%
Ladbrokes PLC	789,680	$5,109,048
William Hill PLC	576,780	4,397,629

		$9,506,677
Insurance - 3.0%
AXA (l)	236,320	$8,774,479
Genworth Financial, Inc., “A”	127,320	2,935,999
QBE Insurance Group Ltd.	49,030	1,173,940
Swiss Reinsurance Co. (l)	84,688	7,058,673

		$19,943,091
Machinery & Tools - 0.6%
Fanuc Ltd.	38,300	$4,059,639

Major Banks - 4.9%
Bank of New York Mellon Corp.	247,003	$10,752,041
Erste Bank der oesterreichischen Sparkassen AG	109,860	8,196,388
Intesa Sanpaolo S.p.A	432,296	3,239,246
State Street Corp.	141,260	10,190,496

		$32,378,171
Medical Equipment - 4.2%
Medtronic, Inc.	148,220	$7,215,350
Synthes, Inc.	58,790	8,077,163

8

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Thermo Fisher Scientific, Inc. (a)	109,840	$6,356,441
Zimmer Holdings, Inc. (a)	75,510	5,599,822

		$27,248,776
Natural Gas - Distribution - 1.1%
Gaz de France	73,010	$4,824,986
Tokyo Gas Co. Ltd.	543,000	2,091,092

		$6,916,078
Other Banks & Diversified Financials - 3.8%
Aeon Credit Service Co. Ltd.	135,000	$2,173,409
American Express Co.	212,130	10,186,483
Bangkok Bank Public Co. Ltd.	564,700	2,493,157
Komercni Banka A.S.	10,473	2,576,916
UBS AG	223,599	7,534,281

		$24,964,246
Pharmaceuticals - 8.9%
Bayer AG (l)	101,940	$8,705,091
GlaxoSmithKline PLC	377,820	8,374,179
Johnson & Johnson	220,000	14,759,800
Merck KGaA	80,420	11,454,681
Roche Holding AG	88,900	14,836,508

		$58,130,259
Printing & Publishing - 0.7%
Wolters Kluwer N.V.	179,800	$4,835,628

Railroad & Shipping - 0.5%
Canadian National Railway Co.	67,496	$3,536,115

Specialty Chemicals - 4.7%
L’Air Liquide S.A.	59,017	$8,865,045
Linde AG	85,240	12,512,820
Praxair, Inc.	54,980	5,020,224
Shin-Etsu Chemical Co. Ltd.	70,100	4,376,779

		$30,774,868
Specialty Stores - 0.1%
Sally Beauty Holdings, Inc. (a)	141,600	$858,093

Telephone Services - 0.9%
Singapore Telecommunications Ltd.	1,975,975	$5,651,356

9

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 3.1%
TNT N.V.	253,790	$9,869,044
United Parcel Service, Inc., “B”	123,940	8,974,495
Yamato Holdings Co. Ltd.	81,000	1,182,590

		$20,026,129
Utilities - Electric Power - 2.2%
E.ON AG (l)	33,260	$6,775,822
SUEZ S.A. (l)	109,230	7,710,432

		$14,486,254
Total Common Stocks (Identified Cost, $505,334,280)		$643,785,090

	Strike Price	First Exercise Date

Rights - 0.1%

UBS AG (1 share for 1 right) (a) (Identified Cost, $0)	$1.62	5/12/08	223,599	$378,486

Collateral for Securities Loaned - 5.3%
Morgan Stanley, Inc. Repurchase Agreement, 1.97%, dated 4/30/08, due 5/01/08, total to be received $35,163,085 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost			$35,161,161	$35,161,161

Money Market Funds (v) - 1.5%
MFS Institutional Money Market Portfolio, 2.66%, at Cost and Net Asset Value			9,643,558	$9,643,558
Total Investments (Identified Cost, $550,138,999) (k)				$688,968,295

Other Assets, Less Liabilities - (5.1)%				(33,373,003)
Net Assets - 100.0%				$655,595,292

(a)	Non-income producing security.
(k)	As of April 30, 2008 the fund had 50 securities that were fair valued, aggregating $355,220,715 and 51.56% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $540,495,441)	$679,324,737
Underlying funds, at cost and value	9,643,558
Total Investments, at value including $33,718,868 of securities on loan (identified cost, $550,138,999)		$688,968,295
Cash	$433,684
Receivable for investments sold	646,424
Receivable for fund shares sold	389,244
Interest and dividends receivable	2,203,905
Other assets	6,978
Total assets		$692,648,530
Liabilities
Payable to custodian	$10,975
Payable for fund shares reacquired	1,235,712
Collateral for securities loaned, at value	35,161,161
Payable to affiliates
Management fee	32,265
Shareholder servicing costs	316,147
Distribution and service fees	13,402
Administrative services fee	497
Payable for independent trustees’ compensation	59,544
Accrued expenses and other liabilities	223,535
Total liabilities		$37,053,238
Net assets		$655,595,292
Net assets consist of
Paid-in capital	$485,619,353
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $72,595 deferred country tax)	138,791,394
Accumulated net realized gain (loss) on investments and foreign currency transactions	28,663,928
Undistributed net investment income	2,520,617
Net assets		$655,595,292
Shares of beneficial interest outstanding		24,865,435

11

Statement of Assets and Liabilities – continued

Class A shares
Net assets	$408,044,855
Shares outstanding	15,258,100
Net asset value per share		$26.74
Offering price per share (100/94.25 × net asset value per share)		$28.37
Class B shares
Net assets	$69,409,984
Shares outstanding	2,774,429
Net asset value and offering price per share		$25.02
Class C shares
Net assets	$42,857,175
Shares outstanding	1,760,319
Net asset value and offering price per share		$24.35
Class I shares
Net assets	$75,298,543
Shares outstanding	2,758,025
Net asset value, offering price, and redemption price per share		$27.30
Class J shares
Net assets	$10,066,251
Shares outstanding	407,912
Net asset value and redemption price per share		$24.68
Offering price per share (100/97.00 × net asset value per share)		$25.44
Class R1 shares
Net assets	$4,854,550
Shares outstanding	196,605
Net asset value, offering price, and redemption price per share		$24.69
Class R2 shares (formerly Class R3 shares)
Net assets	$25,752,599
Shares outstanding	985,613
Net asset value, offering price, and redemption price per share		$26.13
Class R3 shares (formerly Class R4 shares)
Net assets	$14,331,374
Shares outstanding	538,561
Net asset value, offering price, and redemption price per share		$26.61
Class R4 shares (formerly Class R5 shares)
Net assets	$4,979,961
Shares outstanding	185,871
Net asset value, offering price, and redemption price per share		$26.79

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,430,795
Interest	184,863
Dividends from underlying funds	96,552
Foreign taxes withheld	(733,632)
Total investment income		$7,978,578
Expenses
Management fee	$3,013,021
Distribution and service fees	1,286,025
Shareholder servicing costs	728,256
Administrative services fee	48,750
Retirement plan administration and services fees	16,420
Independent trustees’ compensation	7,604
Custodian fee	115,682
Shareholder communications	38,304
Auditing fees	25,555
Legal fees	6,564
Miscellaneous	81,043
Total expenses		$5,367,224
Fees paid indirectly	(2,133)
Reduction of expenses by investment adviser	(1,605)
Net expenses		$5,363,486
Net investment income		$2,615,092
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers (net of country tax of 13,647)	$29,188,710
Foreign currency transactions	(12,848)
Net realized gain (loss) on investments and foreign currency transactions		$29,175,862
Change in unrealized appreciation (depreciation)
Investments (net of $40,926 increase in deferred country tax)	$(74,004,287)
Translation of assets and liabilities in foreign currencies	(1,907)
Net unrealized gain (loss) on investments and foreign currency translation		$(74,006,194)
Net realized and unrealized gain (loss) on investments and foreign currency		$(44,830,332)
Change in net assets from operations		$(42,215,240)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08	Year ended 10/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$2,615,092	$7,275,691
Net realized gain (loss) on investments and foreign currency transactions	29,175,862	94,783,262
Net unrealized gain (loss) on investments and foreign currency translation	(74,006,194)	21,379,060
Change in net assets from operations	$(42,215,240)	$123,438,013
Distributions declared to shareholders
From net investment income
Class A	$(2,818,327)	$(9,448,780)
Class B	—	(1,851,723)
Class C	(43,366)	(633,188)
Class I	(616,920)	(1,459,047)
Class J	—	(257,963)
Class R (b)	—	(252,787)
Class R1	(25,251)	(23,168)
Former Class R2 (b)	(4,110)	(12,087)
Class R2 (formerly Class R3)	(120,877)	(117,690)
Class R3 (formerly Class R4)	(82,742)	(181,581)
Class R4 (formerly Class R5)	(40,356)	(1,407)
From net realized gain on investments
Class A	(47,448,511)	(49,984,260)
Class B	(9,708,653)	(15,617,271)
Class C	(5,397,030)	(4,798,630)
Class I	(7,640,525)	(6,908,588)
Class J	(1,481,047)	(2,165,492)
Class R (b)	(471,843)	(1,519,317)
Class R1	(569,906)	(163,635)
Former Class R2 (b)	(102,375)	(74,843)
Class R2 (formerly Class R3)	(2,356,874)	(719,759)
Class R3 (formerly Class R4)	(1,524,560)	(939,438)
Class R4 (formerly Class R5)	(509,901)	(6,949)
Total distributions declared to shareholders	$(80,963,174)	$(97,137,603)
Change in net assets from fund share transactions	$6,605,508	$(16,178,426)
Total change in net assets	$(116,572,906)	$10,121,984
Net assets
At beginning of period	772,168,198	762,046,214
At end of period (including undistributed net investment income of $2,520,617 and $3,657,474, respectively)	$655,595,292	$772,168,198

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$31.71		$30.78	$25.79	$22.92	$19.57		$16.55
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.33	$0.48	$0.06	$0.07		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.71)		4.54	5.68	2.81	3.28		2.99
Total from investment operations	$(1.59)		$4.87	$6.16	$2.87	$3.35		$3.02
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.63)	$—	$—	$—		$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—	—		—
Total distributions declared to shareholders	$(3.38)		$(3.94)	$(1.17)	$—	$—		$—
Net asset value, end of period	$26.74		$31.71	$30.78	$25.79	$22.92		$19.57
Total return (%) (r)(s)(t)	(5.39	)(n)	17.41	24.73	12.52	17.12	(b)	18.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.46	1.45	1.55	1.52		1.65
Expenses after expense reductions (f)	1.46	(a)	1.46	1.45	1.55	1.52		N/A
Net investment income	0.93	(a)	1.10	1.72	0.22	0.30		0.19
Portfolio turnover	11		27	39	39	41		52
Net assets at end of period (000 Omitted)	$408,045		$474,901	$465,394	$402,985	$368,514		$345,783

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$29.79		$29.12	$24.64	$22.06	$18.97	$16.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.12	$0.27	$(0.13)	$(0.10)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.59)		4.25	5.38	2.71	3.19	2.88
Total from investment operations	$(1.58)		$4.37	$5.65	$2.58	$3.09	$2.79
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$—	$—	$—	$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—	—	—
Total distributions declared to shareholders	$(3.19)		$(3.70)	$(1.17)	$—	$—	$—
Net asset value, end of period	$25.02		$29.79	$29.12	$24.64	$22.06	$18.97
Total return (%) (r)(s)(t)	(5.71	)(n)	16.51	23.77	11.70	16.29 (b)	17.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.21	2.20	2.30	2.27	2.40
Expenses after expense reductions (f)	2.22	(a)	2.21	2.20	2.30	2.27	N/A
Net investment income (loss)	0.09	(a)	0.41	1.02	(0.53)	(0.45)	(0.56)
Portfolio turnover	11		27	39	39	41	52
Net assets at end of period (000 Omitted)	$69,410		$102,296	$139,656	$148,434	$170,783	$177,713

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$29.11		$28.58	$24.19	$21.66	$18.63	$15.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.08	$0.25	$(0.12)	$(0.09)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.56)		4.20	5.31	2.65	3.12	2.83
Total from investment operations	$(1.54)		$4.28	$5.56	$2.53	$3.03	$2.74
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.44)	$—	$—	$—	$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—	—	—
Total distributions declared to shareholders	$(3.22)		$(3.75)	$(1.17)	$—	$—	$—
Net asset value, end of period	$24.35		$29.11	$28.58	$24.19	$21.66	$18.63
Total return (%) (r)(s)(t)	(5.73	)(n)	16.51	23.84	11.68	16.26 (b)	17.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.21	2.20	2.30	2.27	2.40
Expenses after expense reductions (f)	2.22	(a)	2.21	2.20	2.30	2.27	N/A
Net investment income (loss)	0.17	(a)	0.29	0.96	(0.53)	(0.45)	(0.56)
Portfolio turnover	11		27	39	39	41	52
Net assets at end of period (000 Omitted)	$42,857		$50,903	$41,351	$33,975	$32,785	$33,253

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$32.33		$31.32	$26.15	$23.23	$19.78		$16.70
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.40	$0.56	$0.12	$0.12		$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	(1.75)		4.62	5.78	2.85	3.33		2.99
Total from investment operations	$(1.58)		$5.02	$6.34	$2.97	$3.45		$3.08
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.70)	$—	$(0.05)	$—		$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—	—		—
Total distributions declared to shareholders	$(3.45)		$(4.01)	$(1.17)	$(0.05)	$—		$—
Net asset value, end of period	$27.30		$32.33	$31.32	$26.15	$23.23		$19.78
Total return (%) (r)(s)	(5.26	)(n)	17.66	25.09	12.79	17.44	(b)	18.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.21	1.20	1.30	1.26		1.40
Expenses after expense reductions (f)	1.21	(a)	1.21	1.20	1.30	1.26		N/A
Net investment income	1.22	(a)	1.31	1.95	0.47	0.53		0.54
Portfolio turnover	11		27	39	39	41		52
Net assets at end of period (000 Omitted)	$75,299		$77,689	$63,714	$41,493	$37,781		$22,467

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class J			2007	2006	2005	2004	2003

Net asset value, beginning of period	$29.43		$28.80	$24.36	$21.80	$18.74	$15.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.15	$0.24	$(0.11)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.58)		4.18	5.37	2.67	3.14	2.86
Total from investment operations	$(1.56)		$4.33	$5.61	$2.56	$3.06	$2.77
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$—	$—	$—	$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—	—	—
Total distributions declared to shareholders	$(3.19)		$(3.70)	$(1.17)	$—	$—	$—
Net asset value, end of period	$24.68		$29.43	$28.80	$24.36	$21.80	$18.74
Total return (%) (r)(s)(t)	(5.71	)(n)	16.57	23.88	11.74	16.33 (b)	17.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17	(a)	2.16	2.15	2.25	2.22	2.34
Expenses after expense reductions (f)	2.17	(a)	2.16	2.15	2.25	2.22	N/A
Net investment income (loss)	0.16	(a)	0.53	0.93	(0.47)	(0.39)	(0.53)
Portfolio turnover	11		27	39	39	41	52
Net assets at end of period (000 Omitted)	$10,066		$13,864	$20,832	$19,136	$23,188	$24,701

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$29.60		$29.06	$24.61	$23.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.03	$0.21	$(0.15)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.59)		4.29	5.41	0.87	(g)
Total from investment operations	$(1.58)		$4.32	$5.62	$0.72
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.47)	$—	$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—
Total distributions declared to shareholders	$(3.33)		$(3.78)	$(1.17)	$—
Net asset value, end of period	$24.69		$29.60	$29.06	$24.61
Total return (%) (r)(s)	(5.76	)(n)	16.38	23.68	3.01	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.28	(a)	2.33	2.40	2.50	(a)
Expenses after expense reductions (f)	2.28	(a)	2.30	2.30	2.47	(a)
Net investment income (loss)	0.11	(a)	0.12	0.78	(1.06	)(a)
Portfolio turnover	11		27	39	39
Net assets at end of period (000 Omitted)	$4,855		$4,208	$1,348	$672

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R2 (formerly Class R3)			2007	2006	2005	2004

Net asset value, beginning of period	$31.08		$30.27	$25.48	$22.76	$19.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.14	$0.39	$(0.06)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.70)		4.52	5.57	2.78	3.28
Total from investment operations	$(1.60)		$4.66	$5.96	$2.72	$3.25
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.54)	$—	$—	$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—	—
Total distributions declared to shareholders	$(3.35)		$(3.85)	$(1.17)	$—	$—
Net asset value, end of period	$26.13		$31.08	$30.27	$25.48	$22.76
Total return (%) (r)(s)	(5.53	)(n)	16.94	24.22	11.95	16.66 (b)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.88	1.94	2.06	2.00
Expenses after expense reductions (f)	1.77	(a)	1.85	1.84	2.05	2.00
Net investment income (loss)	0.74	(a)	0.48	1.42	(0.25)	(0.15)
Portfolio turnover	11		27	39	39	41
Net assets at end of period (000 Omitted)	$25,753		$21,364	$6,501	$3,032	$530

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R3 (formerly Class R4)			2007	2006	2005 (i)

Net asset value, beginning of period	$31.56		$30.71	$25.77	$24.90
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.71)		4.56	6.07	0.85	(g)
Total from investment operations	$(1.59)		$4.80	$6.11	$0.87
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.64)	$—	$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—
Total distributions declared to shareholders	$(3.36)		$(3.95)	$(1.17)	$—
Net asset value, end of period	$26.61		$31.56	$30.71	$25.77
Total return (%) (r)(s)	(5.41	)(n)	17.22	24.54	3.49	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.61	1.63	1.73	(a)
Expenses after expense reductions (f)	1.52	(a)	1.61	1.63	1.73	(a)
Net investment income	0.91	(a)	0.81	0.14	0.13	(a)
Portfolio turnover	11		27	39	39
Net assets at end of period (000 Omitted)	$14,331		$14,293	$8,703	$84

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R4 (formerly Class R5)			2007	2006	2005 (i)

Net asset value, beginning of period	$31.80		$30.86	$25.81	$24.90
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.05	$0.53	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.73)		4.87	5.69	0.83	(g)
Total from investment operations	$(1.57)		$4.92	$6.22	$0.91
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.67)	$—	$—
From net realized gain on investments	(3.19)		(3.31)	(1.17)	—
Total distributions declared to shareholders	$(3.44)		$(3.98)	$(1.17)	$—
Net asset value, end of period	$26.79		$31.80	$30.86	$25.81
Total return (%) (r)(s)	(5.30	)(n)	17.58	24.95	3.65	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.31	1.29	1.44	(a)
Expenses after expense reductions (f)	1.25	(a)	1.31	1.29	1.44	(a)
Net investment income	1.20	(a)	0.23	1.88	0.54	(a)
Portfolio turnover	11		27	39	39
Net assets at end of period (000 Omitted)	$4,980		$5,297	$65	$52

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less

24

Notes to Financial Statements (unaudited) – continued

may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after

25

Notes to Financial Statements (unaudited) – continued

November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

26

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such

27

Notes to Financial Statements (unaudited) – continued

charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$24,331,408
Long-term capital gain	72,806,195
Total distributions	$97,137,603

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$550,612,917
Gross appreciation	156,456,423
Gross depreciation	(18,101,045)
Net unrealized appreciation (depreciation)	$138,355,378

As of 10/31/07
Undistributed ordinary income	$6,796,144
Undistributed long-term capital gain	74,137,093
Other temporary differences	(201,713)
Net unrealized appreciation (depreciation)	212,422,829

The aggregate cost above includes prior fiscal year end tax adjustments.

28

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $16,745 for the six months ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

29

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$519,861
Class B	0.75%	0.25%	1.00%	1.00%	390,740
Class C	0.75%	0.25%	1.00%	1.00%	219,035
Class J (f)	0.70%	0.25%	0.95%	0.95%	52,797
Class R (b)	0.25%	0.25%	0.50%	0.50%	8,100
Class R1	0.75%	0.25%	1.00%	0.83%	20,465
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	2,196
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	55,208
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	17,623
Total Distribution and Service Fees					$1,286,025

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2008 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.
(f)	Includes fees that MFD pays to financial intermediaries and for services rendered as the fund’s agent company in Japan.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2008, were as follows:

Amount
Class A	$536
Class B	33,577
Class C	7,612

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2008, the fee was $185,494, which equated to 0.0554% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended

30

Notes to Financial Statements (unaudited) – continued

April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $542,762.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.24%	$5,819
Former Class R2 (b)	0.25%	—	—	0.09%	386
Class R2 (formerly Class R3)	0.15%	—	—	0.05%	5,698
Class R3 (formerly Class R4)	0.15%	—	—	0.05%	3,688
Class R4 (formerly Class R5)	0.10%	—	—	0.04%	829
Total Retirement Plan Administration and Services Fees					$16,420

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for the former Class R2, Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

31

Notes to Financial Statements (unaudited) – continued

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,334. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $5,244. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $53,047 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $2,877 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,605, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $71,625,126 and $144,573,409, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,439,277	$70,193,685	5,900,973	$176,183,231
Class B	106,297	2,703,986	677,507	18,985,639
Class C	157,592	3,961,824	515,901	14,204,128
Class I	596,458	16,476,540	2,910,442	89,489,888
Class J	—	—	103,103	2,737,728
Class R (b)	103,206	3,103,883	107,418	3,155,031
Class R1	76,031	2,056,693	169,658	4,723,308
Former Class R2 (b)	11,264	290,282	49,169	1,372,161
Class R2 (formerly Class R3)	388,639	10,534,335	829,854	24,183,937
Class R3 (formerly Class R4)	122,362	3,425,247	632,877	18,608,644
Class R4 (formerly Class R5)	25,071	667,804	165,209	4,969,637
	4,026,197	$113,414,279	12,062,111	$358,613,332
Shares issued to shareholders in reinvestment of distributions
Class A	1,691,759	$46,929,409	1,989,079	$56,092,016
Class B	339,590	8,839,547	602,942	16,080,479
Class C	191,842	4,859,367	186,638	4,863,794
Class I	291,885	8,257,445	291,576	8,365,321
Class J	320	8,220	318	8,366
Class R (b)	14,427	397,452	61,699	1,722,626
Class R1	23,167	595,157	7,044	186,803
Former Class R2 (b)	4,107	106,485	3,263	86,930
Class R2 (formerly Class R3)	91,329	2,477,751	30,200	837,442
Class R3 (formerly Class R4)	58,215	1,607,302	39,817	1,118,849
Class R4 (formerly Class R5)	19,816	550,257	296	8,356
	2,726,457	$74,628,392	3,212,872	$89,370,982
Shares reacquired
Class A	(3,849,470)	$(108,111,881)	(8,031,087)	$(240,337,804)
Class B	(1,104,844)	(28,942,878)	(2,642,389)	(74,013,843)
Class C	(337,829)	(8,512,915)	(400,816)	(10,974,899)
Class I	(533,112)	(14,682,066)	(2,833,772)	(87,042,982)
Class J	(63,518)	(1,568,330)	(355,680)	(9,976,628)
Class R (b)	(324,950)	(9,283,684)	(418,476)	(12,450,507)
Class R1	(44,751)	(1,115,469)	(80,932)	(2,225,760)
Former Class R2 (b)	(44,102)	(1,104,978)	(43,371)	(1,199,260)
Class R2 (formerly Class R3)	(181,809)	(4,830,549)	(387,342)	(11,126,514)
Class R3 (formerly Class R4)	(94,895)	(2,571,230)	(503,165)	(14,783,712)
Class R4 (formerly Class R5)	(25,626)	(713,183)	(993)	(30,831)
	(6,604,906)	$(181,437,163)	(15,698,023)	$(464,162,740)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Net change
Class A	281,566	$9,011,213	(141,035)	$(8,062,557)
Class B	(658,957)	(17,399,345)	(1,361,940)	(38,947,725)
Class C	11,605	308,276	301,723	8,093,023
Class I	355,231	10,051,919	368,246	10,812,227
Class J	(63,198)	(1,560,110)	(252,259)	(7,230,534)
Class R (b)	(207,317)	(5,782,349)	(249,359)	(7,572,850)
Class R1	54,447	1,536,381	95,770	2,684,351
Former Class R2 (b)	(28,731)	(708,211)	9,061	259,831
Class R2 (formerly Class R3)	298,159	8,181,537	472,712	13,894,865
Class R3 (formerly Class R4)	85,682	2,461,319	169,529	4,943,781
Class R4 (formerly Class R5)	19,261	504,878	164,512	4,947,162
	147,748	$6,605,508	(423,040)	$(16,178,426)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $1,653 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Fund	11,536,277	64,534,060	(66,426,779)	9,643,558

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Fund	$—	$—	$96,552	$9,643,558

35

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of MFS Global Equity Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

Number of Dollars
For	3,330,060.78
Against	0.00
Abstain	224,764.71

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

37

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS®
INVESTMENT MANAGEMENT

MFS® Utilities Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

4/30/08

MMU-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Top ten holdings (i)
NRG Energy, Inc.	3.6%
Equitable Resources, Inc.	3.1%
E.ON AG	2.8%
Rogers Communications, Inc., “B”	2.8%
AT&T, Inc.	2.7%
Sempra Energy	2.6%
Williams Cos., Inc.	2.2%
Public Service Enterprise Group, Inc.	2.1%
Edison International	2.1%
American Electric Power Co., Inc.	2.1%

Top five industries (i)
Utilities – Electric Power	44.2%
Telephone Services	14.4%
Telecommunications – Wireless	13.7%
Natural Gas – Distribution	8.9%
Natural Gas – Pipeline	5.7%

Country weightings (i)
United States	62.3%
Spain	4.9%
Canada	4.4%
United Kingdom	3.7%
France	3.4%
Mexico	3.2%
Brazil	3.2%
Germany	2.9%
Russia	1.6%
Other Countries	10.4%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(o)	Less than 0.1%.

Percentages are based on net assets as of 04/30/08.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/1/07- 4/30/08
A	Actual	0.99%	$1,000.00	$964.63	$4.84
	Hypothetical (h)	0.99%	$1,000.00	$1,019.94	$4.97
B	Actual	1.74%	$1,000.00	$960.84	$8.48
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
C	Actual	1.74%	$1,000.00	$961.49	$8.49
	Hypothetical (h)	1.74%	$1,000.00	$1,016.21	$8.72
I	Actual	0.74%	$1,000.00	$966.38	$3.62
	Hypothetical (h)	0.74%	$1,000.00	$1,021.18	$3.72
R1	Actual	1.80%	$1,000.00	$960.69	$8.77
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
R2 (formerly R3)	Actual	1.29%	$1,000.00	$963.72	$6.30
	Hypothetical (h)	1.29%	$1,000.00	$1,018.45	$6.47
R3 (formerly R4)	Actual	1.04%	$1,000.00	$964.87	$5.08
	Hypothetical (h)	1.04%	$1,000.00	$1,019.69	$5.22
R4 (formerly R5)	Actual	0.77%	$1,000.00	$966.17	$3.76
	Hypothetical (h)	0.77%	$1,000.00	$1,021.03	$3.87

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.24%, 0.99%, and 0.74% for Class R2, Class R3, and Class R4 shares, respectively. The actual expenses paid during the period would have been approximately $6.07, $4.85, and $3.63 and the hypothetical expenses paid during the period would have been approximately $6.24, $4.99, and $3.73 for Class R2, Class R3, and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements).

4

Expense Table – continued

Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.73%. The actual expenses paid during the period would have been approximately $8.46 and the hypothetical expenses paid during the period would have been approximately $8.70.

5

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.1%
Issuer	Shares/Par	Value ($)

Broadcasting - 0.9%
Grupo Televisa S.A., ADR	1,315,920	$32,476,906

Cable TV - 3.8%
Comcast Corp., “Special A”	2,799,670	$56,665,321
Net Servicos de Comunicacao S.A., IPS	1,220,295	16,799,248
Time Warner Cable, Inc. (a)	2,419,210	67,737,880

		$141,202,449
Energy - Independent - 1.0%
Occidental Petroleum Corp.	21,700	$1,805,657
Peabody Energy Corp.	85,100	5,202,163
Talisman Energy, Inc.	970,050	19,672,376
XTO Energy, Inc.	147,665	9,134,557

		$35,814,753
Energy - Integrated - 1.7%
Marathon Oil Corp.	219,450	$10,000,337
OAO Gazprom, ADR	551,030	29,314,796
TOTAL S.A.	275,170	23,158,403

		$62,473,536
Engineering - Construction - 0.3%
Bouygues (l)	128,610	$9,630,884

Internet - 0.5%
Iliad S.A.	161,405	$17,210,487

Natural Gas - Distribution - 8.9%
AGL Resources, Inc.	683,365	$23,234,410
Equitable Resources, Inc.	1,718,330	114,045,562
Gaz de France	165,400	10,930,731
MDU Resources Group, Inc.	1,361,710	39,312,568
Questar Corp.	732,466	45,434,866
Sempra Energy	1,668,090	94,530,660

		$327,488,797

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 5.0%
El Paso Corp.	4,446,650	$76,215,581
Enagas S.A.	895,475	27,311,943
Williams Cos., Inc.	2,254,960	80,051,080

		$183,578,604
Network & Telecom - 0.1%
Hrvatska Telekomunikacije dd, GDR (z)	32,040	$1,970,460

Oil Services - 2.4%
Halliburton Co.	902,570	$41,436,989
National Oilwell Varco, Inc. (a)	27,200	1,861,840
Noble Corp.	509,810	28,692,108
Schlumberger Ltd.	158,800	15,967,340

		$87,958,277
Telecommunications - Wireless - 13.5%
America Movil S.A.B. de C.V., “L”, ADR	1,234,770	$71,567,269
Bharti Airtel Ltd.	546,480	12,147,292
Cellcom Israel Ltd.	1,719,852	56,858,307
Hutchison Telecommunications International Ltd.	16,325,000	22,958,291
Mobile TeleSystems OJSC, ADR	393,210	30,505,232
MTN Group Ltd.	1,312,290	24,928,086
NII Holdings, Inc. “B”	1,327,740	60,730,827
Philippine Long Distance Telephone Co.	205,690	12,523,007
Philippine Long Distance Telephone Co., ADR	203,680	12,444,848
Rogers Communications, Inc., “B”	2,262,410	100,929,456
Tim Participacoes S.A., ADR (l)	611,600	20,537,528
Turkcell Iletisim Hizmetleri A.S., ADR	240,300	4,842,045
Turkcell Iletisim Hizmetleri AS	802,100	6,459,318
Vodafone Group PLC	18,623,940	58,937,141

		$496,368,647
Telephone Services - 14.4%
AT&T, Inc.	2,564,280	$99,263,279
Deutsche Telekom AG	207,200	3,726,930
Embarq Corp.	1,405,110	58,410,423
Megacable Holdings	4,947,480	14,585,773
Qwest Communications International, Inc. (l)	8,210,660	42,367,006
Royal KPN N.V. (l)	2,688,170	49,218,481
Telecom Argentina S.A., ADR (a)	1,379,021	24,215,609
Telefonica S.A.	2,495,990	72,496,871
Telenor A.S.A.	2,261,500	45,487,611
Telkom S.A. Ltd.	726,860	12,312,015

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
TELUS Corp.	901,360	$40,103,319
Verizon Communications, Inc.	1,234,310	47,496,249
Windstream Corp.	1,657,595	19,460,165

		$529,143,731
Utilities - Electric Power - 42.6%
Acciona S.A.	87,250	$24,828,169
AES Corp.	3,220,260	55,903,714
AES Tiete S.A., IPS	2,966,018	26,769,116
Allegheny Energy, Inc.	574,000	30,881,200
American Electric Power Co., Inc.	1,747,180	77,976,643
CEZ AS	678,830	50,541,970
CMS Energy Corp.	4,176,890	60,899,056
Constellation Energy Group, Inc.	527,693	44,669,212
Dominion Resources, Inc.	1,181,080	51,247,061
DPL, Inc.	1,805,433	50,245,200
DTE Energy Co.	585,390	23,597,071
Dynegy, Inc. (a)	4,073,420	35,112,880
E.ON AG (l)	498,687	101,593,936
Edison International	1,499,750	78,241,958
Electricite de France	282,680	29,544,308
Eletropaulo Metropolitana S.A., IPS	2,350,560	52,046,094
Energias de Portugal SA	290,000	1,830,723
Enersis S.A., ADR	921,660	17,400,941
Entergy Corp., “A”, IEU	433,880	29,165,414
FirstEnergy Corp.	332,900	25,180,556
Fortum Oyj (l)	132,300	5,603,526
FPL Group, Inc.	654,480	43,385,479
Iberdrola S.A.	1,146,403	16,798,018
International Power PLC	6,363,391	55,249,068
Northeast Utilities	1,872,660	49,288,411
NRG Energy, Inc. (a)	3,045,620	133,854,998
Oesterreichische Elektrizitaetswirtschafts AG (Verbund), “A” (l)	244,793	19,044,487
Pepco Holdings, Inc.	1,162,930	28,968,585
PG&E Corp.	1,352,760	54,110,400
Portland General Electric Co.	488,820	11,731,680
Public Service Enterprise Group, Inc.	1,786,652	78,451,889
Red Electrica de Espana	597,534	38,982,288
Reliant Energy, Inc. (a)	2,425,730	62,438,290
Scottish & Southern Energy PLC	398,380	10,985,253
SUEZ S.A. (l)	112,520	7,942,670
United Utilities	642,330	9,107,319

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Veolia Environnement S.A.	360,033	$26,007,992
Wisconsin Energy Corp.	155,970	7,402,336
Xcel Energy, Inc.	1,782,060	37,066,848

		$1,564,094,759
Total Common Stocks (Identified Cost, $3,120,822,134)		$3,489,412,290

Bonds - 0.0%
Asset Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 3.08%, 2021 (i)(n)	$3,336,212	$270,300

Utilities - Electric Power - 0.0%
TXU Eastern Funding Co., 6.75%, 2009 (d)	$793,000	$61,457
Total Bonds (Identified Cost, $917,749)		$331,757

Convertible Bonds - 0.7%
Energy - Independent - 0.5%
Peabody Energy Corp., 4.75%, 2041	$14,920,000	$18,426,200

Telecommunications - Wireless - 0.2%
NII Holdings, Inc., 3.125%, 2012	$8,813,000	$7,358,855
Total Convertible Bonds (Identified Cost, $23,892,370)		$25,785,055

Convertible Preferred Stocks - 2.3%
Natural Gas - Pipeline - 0.7%
El Paso Corp., 4.99%	19,900	$27,685,875

Utilities - Electric Power - 1.6%
NRG Energy, Inc., 5.75%	152,700	$57,415,200
Total Convertible Preferred Stocks (Identified Cost, $64,829,788)		$85,101,075

Money Market Funds (v) - 1.9%
MFS Institutional Money Market Portfolio, 2.66%, at Cost and Net Asset Value	67,917,450	$67,917,450

Collateral for Securities Loaned - 5.0%
Morgan Stanley Repurchase Agreement, 1.97%, dated 4/30/08, due 5/01/08, total to be received $183,220,879 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost	$183,210,853	$183,210,853

Total Investments (Identified Cost, $3,461,590,344) (k)		$3,851,758,480

9

Portfolio of Investments (unaudited) – continued

Other Assets, Less Liabilities - (5.0)%	$ (181,784,413)
Net Assets - 100.0%	$3,669,974,067

(a)	Non-income producing security.
(d)	Non-income producing security-in default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of April 30, 2008, the fund had four securities that were fair valued, aggregating $110,886,130 and 2.88% of market value, in accordance with the policies adopted by the Board of Trustees.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $270,300, representing 0.0% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Hrvatska Telekomunikacije dd, GDR	10/02/07	$1,658,390	$1,970,460
% of Net Assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR	Euro
GBP	British Pound

See Notes to Financial Statements

10

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	EUR	7,832,052	5/14/08	$12,139,373	$12,244,160	$104,787
SELL	EUR	63,235,456	5/14/08 - 6/30/08	99,830,946	98,646,345	1,184,601
BUY	GBP	1,420,238	6/30/08	2,809,933	2,813,767	3,834
SELL	GBP	746,147	6/30/08	1,478,683	1,478,261	422

						$1,293,644

Depreciation
BUY	EUR	11,412,195	5/14/08 - 6/30/08	17,963,064	17,815,867	(147,197)
SELL	EUR	153,281,356	5/14/08 - 6/30/08	237,166,421	239,624,704	(2,458,283)
SELL	GBP	43,467,955	6/30/08	85,275,672	86,118,423	(842,751)

						$(3,448,231)

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $3,393,672,894)	$3,783,841,030
Underlying funds, at cost and value	67,917,450
Total Investments, at value including $176,817,178 of securities on loan (identified cost, $3,461,590,344)		$3,851,758,480
Cash	$18,127
Receivable for forward foreign currency exchange contracts	1,293,644
Receivable for investments sold	28,353,455
Receivable for fund shares sold	9,506,771
Interest and dividends receivable	7,463,189
Other assets	32,666
Total assets		$3,898,426,332
Liabilities
Payable to custodian	$17,948
Distributions payable	801,938
Payable for forward foreign currency exchange contracts	3,448,231
Payable for investments purchased	33,620,313
Payable for fund shares reacquired	6,423,802
Collateral for securities loaned, at value	183,210,853
Payable to affiliates
Management fee	118,367
Shareholder servicing costs	622,671
Distribution and service fees	88,128
Administrative services fee	2,487
Payable for independent trustees’ compensation	86,846
Accrued expenses and other liabilities	10,681
Total liabilities		$228,452,265
Net assets		$3,669,974,067
Net assets consist of
Paid-in capital	$3,110,858,769
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	388,121,072
Accumulated net realized gain (loss) on investments and foreign currency transactions	170,413,095
Undistributed net investment income	581,131
Net assets		$3,669,974,067
Shares of beneficial interest outstanding		195,992,735

12

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$2,616,401,318
Shares outstanding	139,610,808
Net asset value per share		$18.74
Offering price per share (100/94.25 × net asset value per share)		$19.88
Class B shares
Net assets	$479,852,781
Shares outstanding	25,695,095
Net asset value and offering price per share		$18.67
Class C shares
Net assets	$421,037,957
Shares outstanding	22,530,271
Net asset value and offering price per share		$18.69
Class I shares
Net assets	$16,214,384
Shares outstanding	863,518
Net asset value, offering price, and redemption price per share		$18.78
Class R1 shares
Net assets	$11,183,220
Shares outstanding	599,176
Net asset value, offering price, and redemption price per share		$18.66
Class R2 shares (formerly Class R3 shares)
Net assets	$73,854,989
Shares outstanding	3,948,024
Net asset value, offering price, and redemption price per share		$18.71
Class R3 shares (formerly Class R4 shares)
Net assets	$46,799,727
Shares outstanding	2,498,907
Net asset value, offering price, and redemption price per share		$18.73
Class R4 shares (formerly Class R5 shares)
Net assets	$4,629,691
Shares outstanding	246,936
Net asset value, offering price, and redemption price per share		$18.75

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$46,522,206
Dividends from underlying funds	1,692,915
Interest	2,190,368
Foreign taxes withheld	(1,932,317)
Total investment income		$48,473,172
Expenses
Management fee	$10,587,820
Distribution and service fees	7,930,974
Shareholder servicing costs	1,830,491
Administrative services fee	223,504
Retirement plan administration and services fees	38,535
Independent trustees’ compensation	22,389
Custodian fee	178,065
Shareholder communications	76,566
Auditing fees	23,457
Legal fees	28,190
Miscellaneous	172,379
Total expenses		$21,112,370
Fees paid indirectly	(17,408)
Reduction of expenses by investment adviser	(144,590)
Net expenses		$20,950,372
Net investment income		$27,522,800
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$190,655,863
Foreign currency transactions	(30,959,988)
Net realized gain (loss) on investments and foreign currency transactions		$159,695,875
Change in unrealized appreciation (depreciation)
Investments (net of $9,474 decrease in deferred country tax)	$(333,292,122)
Translation of assets and liabilities in foreign currencies	10,542,510
Net unrealized gain (loss) on investments and foreign currency translation		$(322,749,612)
Net realized and unrealized gain (loss) on investments and foreign currency		$(163,053,737)
Change in net assets from operations		$(135,530,937)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08	Year ended 10/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$27,522,800	$48,581,771
Net realized gain (loss) on investments and foreign currency transactions	159,695,875	483,253,976
Net unrealized gain (loss) on investments and foreign currency translation	(322,749,612)	373,589,443
Change in net assets from operations	$(135,530,937)	$905,425,190
Distributions declared to shareholders
From net investment income
Class A	$(25,871,019)	$(37,353,097)
Class B	(3,414,966)	(7,186,297)
Class C	(2,688,168)	(4,012,906)
Class I	(200,447)	(326,166)
Class R (b)	(41,823)	(162,587)
Class R1	(65,099)	(51,802)
Former Class R2 (b)	(45,925)	(40,796)
Class R2 (formerly Class R3)	(528,580)	(477,911)
Class R3 (formerly Class R4)	(442,636)	(458,258)
Class R4 (formerly Class R5)	(39,204)	(34,380)
From net realized gain on investments
Class A	(132,385,878)	—
Class B	(29,706,426)	—
Class C	(21,256,789)	—
Class I	(993,475)	—
Class R (b)	(313,426)	—
Class R1	(511,858)	—
Former Class R2 (b)	(293,802)	—
Class R2 (formerly Class R3)	(2,850,220)	—
Class R3 (formerly Class R4)	(2,238,338)	—
Class R4 (formerly Class R5)	(146,224)	—
Total distributions declared to shareholders	$(224,034,303)	$(50,104,200)
Change in net assets from fund share transactions	$419,768,914	$527,686,643
Total change in net assets	$60,203,674	$1,383,007,633
Net assets
At beginning of period	3,609,770,393	2,226,762,760
At end of period (including undistributed net investment income of $581,131 and $6,396,198, respectively)	$3,669,974,067	$3,609,770,393

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.71		$15.33	$12.33	$9.98	$7.89		$6.13
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.30	$0.18	$0.16		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		5.38	2.94	2.34	2.08		1.76
Total from investment operations	$(0.70)		$5.73	$3.24	$2.52	$2.24		$1.91
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.35)	$(0.24)	$(0.17)	$(0.15)		$(0.15)
From net realized gain on investments	(1.07)		—	—	—	—		—
Total distributions declared to shareholders	$(1.27)		$(0.35)	$(0.24)	$(0.17)	$(0.15)		$(0.15)
Net asset value, end of period	$18.74		$20.71	$15.33	$12.33	$9.98		$7.89
Total return (%) (r)(s)(t)	(3.54	)(n)	37.77	26.48	25.33	28.41	(b)(z)	31.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.05	1.11	1.13	1.15		1.19
Expenses after expense reductions (f)	0.99	(a)	1.05	1.11	1.13	1.15		N/A
Net investment income	1.76	(a)	1.92	2.24	1.60	1.83		2.11
Portfolio turnover	32		86	100	101	97		144
Net assets at end of period (000 Omitted)	$2,616,401		$2,479,305	$1,319,703	$933,535	$586,730		$464,832

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.64		$15.28	$12.29	$9.95	$7.87		$6.11
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.20	$0.10	$0.10		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		5.38	2.93	2.32	2.05		1.76
Total from investment operations	$(0.78)		$5.58	$3.13	$2.42	$2.15		$1.86
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.22)	$(0.14)	$(0.08)	$(0.07)		$(0.10)
From net realized gain on investments	(1.07)		—	—	—	—		—
Total distributions declared to shareholders	$(1.19)		$(0.22)	$(0.14)	$(0.08)	$(0.07)		$(0.10)
Net asset value, end of period	$18.67		$20.64	$15.28	$12.29	$9.95		$7.87
Total return (%) (r)(s)(t)	(3.92	)(n)	36.73	25.55	24.39	27.50	(b)(z)	30.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.80	1.86	1.89	1.91		1.94
Expenses after expense reductions (f)	1.74	(a)	1.80	1.86	1.89	1.91		N/A
Net investment income	1.01	(a)	1.13	1.51	0.88	1.10		1.38
Portfolio turnover	32		86	100	101	97		144
Net assets at end of period (000 Omitted)	$479,853		$593,215	$597,964	$617,687	$575,642		$531,008

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.65		$15.30	$12.30	$9.96	$7.87		$6.11
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21	$0.20	$0.10	$0.10		$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		5.36	2.94	2.32	2.06		1.76
Total from investment operations	$(0.76)		$5.57	$3.14	$2.42	$2.16		$1.86
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.22)	$(0.14)	$(0.08)	$(0.07)		$(0.10)
From net realized gain on investments	(1.07)		—	—	—	—		—
Total distributions declared to shareholders	$(1.20)		$(0.22)	$(0.14)	$(0.08)	$(0.07)		$(0.10)
Net asset value, end of period	$18.69		$20.65	$15.30	$12.30	$9.96		$7.87
Total return (%) (r)(s)(t)	(3.85	)(n)	36.64	25.61	24.37	27.63	(b)(z)	30.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.80	1.86	1.88	1.90		1.94
Expenses after expense reductions (f)	1.74	(a)	1.80	1.86	1.88	1.90		N/A
Net investment income	1.01	(a)	1.15	1.51	0.87	1.10		1.38
Portfolio turnover	32		86	100	101	97		144
Net assets at end of period (000 Omitted)	$421,038		$402,178	$260,120	$218,335	$177,875		$159,113

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$20.74		$15.36	$12.35	$10.00	$7.91		$6.14
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.33	$0.21	$0.18		$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		5.38	2.95	2.34	2.08		1.77
Total from investment operations	$(0.67)		$5.78	$3.28	$2.55	$2.26		$1.94
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.40)	$(0.27)	$(0.20)	$(0.17)		$(0.17)
From net realized gain on investments	(1.07)		—	—	—	—		—
Total distributions declared to shareholders	$(1.29)		$(0.40)	$(0.27)	$(0.20)	$(0.17)		$(0.17)
Net asset value, end of period	$18.78		$20.74	$15.36	$12.35	$10.00		$7.91
Total return (%) (r)(s)	(3.36	)(n)	38.03	26.83	25.59	28.84	(b)(z)	31.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.80	0.86	0.88	0.90		0.94
Expenses after expense reductions (f)	0.74	(a)	0.80	0.86	0.88	0.90		N/A
Net investment income	2.00	(a)	2.17	2.45	1.81	2.07		2.36
Portfolio turnover	32		86	100	101	97		144
Net assets at end of period (000 Omitted)	$16,214		$19,230	$9,830	$6,630	$2,823		$1,744

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$20.63		$15.28	$12.29	$11.04
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.19	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		5.39	2.92	1.29
Total from investment operations	$(0.78)		$5.56	$3.11	$1.30
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.21)	$(0.12)	$(0.05)
From net realized gain on investments	(1.07)		—	—	—
Total distributions declared to shareholders	$(1.19)		$(0.21)	$(0.12)	$(0.05)
Net asset value, end of period	$18.66		$20.63	$15.28	$12.29
Total return (%) (r)(s)	(3.93	)(n)	36.62	25.42	11.77	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.92	2.06	2.08	(a)
Expenses after expense reductions (f)	1.80	(a)	1.90	1.96	2.05	(a)
Net investment income	0.94	(a)	0.92	1.40	0.12	(a)
Portfolio turnover	32		86	100	101
Net assets at end of period (000 Omitted)	$11,183		$9,017	$1,902	$879

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R2 (formerly Class R3)			2007	2006	2005	2004

Net asset value, beginning of period	$20.67		$15.31	$12.31	$9.97	$7.89
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.24	$0.11	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		5.38	2.94	2.34	2.04
Total from investment operations	$(0.72)		$5.65	$3.18	$2.45	$2.18
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.29)	$(0.18)	$(0.11)	$(0.10)
From net realized gain on investments	(1.07)		—	—	—	—
Total distributions declared to shareholders	$(1.24)		$(0.29)	$(0.18)	$(0.11)	$(0.10)
Net asset value, end of period	$18.71		$20.67	$15.31	$12.31	$9.97
Total return (%) (r)(s)	(3.63	)(n)	37.17	26.02	24.66	27.77	(b)(z)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)	1.47	1.62	1.62	1.65
Expenses after expense reductions (f)	1.29	(a)	1.44	1.52	1.60	1.65
Net investment income	1.46	(a)	1.49	1.73	0.97	1.42
Portfolio turnover	32		86	100	101	97
Net assets at end of period (000 Omitted)	$73,855		$50,205	$14,413	$2,426	$122

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R3 (formerly Class R4)			2007	2006	2005 (i)

Net asset value, beginning of period	$20.69		$15.32	$12.33	$11.08
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.26	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		5.37	2.95	1.25
Total from investment operations	$(0.70)		$5.70	$3.21	$1.35
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.33)	$(0.22)	$(0.10)
From net realized gain on investments	(1.07)		—	—	—
Total distributions declared to shareholders	$(1.26)		$(0.33)	$(0.22)	$(0.10)
Net asset value, end of period	$18.73		$20.69	$15.32	$12.33
Total return (%) (r)(s)	(3.51	)(n)	37.55	26.21	12.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.20	1.28	1.26	(a)
Expenses after expense reductions (f)	1.04	(a)	1.20	1.28	1.26	(a)
Net investment income	1.71	(a)	1.77	1.93	1.50	(a)
Portfolio turnover	32		86	100	101
Net assets at end of period (000 Omitted)	$46,800		$41,574	$10,786	$62

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R4 (formerly Class R5)			2007	2006	2005 (i)

Net asset value, beginning of period	$20.71		$15.34	$12.33	$11.08
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.28	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.87)		5.35	2.99	1.24
Total from investment operations	$(0.68)		$5.75	$3.27	$1.37
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.38)	$(0.26)	$(0.12)
From net realized gain on investments	(1.07)		—	—	—
Total distributions declared to shareholders	$(1.28)		$(0.38)	$(0.26)	$(0.12)
Net asset value, end of period	$18.75		$20.71	$15.34	$12.33
Total return (%) (r)(s)	(3.38	)(n)	37.89	26.75	12.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.90	0.96	0.96	(a)
Expenses after expense reductions (f)	0.77	(a)	0.90	0.96	0.96	(a)
Net investment income	2.05	(a)	2.12	1.98	1.83	(a)
Portfolio turnover	32		86	100	101
Net assets at end of period (000 Omitted)	$4,630		$2,727	$637	$56

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund’s total return calculation includes a net increase from gains realized on the disposal of investments in violation of investment restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the effect of these gains from the fund’s ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%, 27.49%, 27.62%, 28.83%, and 27.76% for Class A, Class B, Class C, Class I, and Class R3, respectively.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund invests primarily in securities of issuers in the Utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates

24

Notes to Financial Statements (unaudited) – continued

reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

25

Notes to Financial Statements (unaudited) – continued

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency

26

Notes to Financial Statements (unaudited) – continued

exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising

27

Notes to Financial Statements (unaudited) – continued

out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

28

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$50,104,200

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$3,463,195,601
Gross appreciation	519,166,968
Gross depreciation	(130,604,089)
Net unrealized appreciation (depreciation)	$388,562,879

As of 10/31/07
Undistributed ordinary income	13,049,192
Undistributed long-term capital gain	190,696,434
Other temporary differences	(6,930,877)
Net unrealized appreciation (depreciation)	721,865,789

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will

29

Notes to Financial Statements (unaudited) – continued

convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $136,230, which is shown as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $621,111 for the six months ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$3,093,137
Class B	0.75%	0.25%	1.00%	1.00%	2,583,749
Class C	0.75%	0.25%	1.00%	1.00%	1,987,896
Class R (b)	0.25%	0.25%	0.50%	0.50%	13,384
Class R1	0.75%	0.25%	1.00%	0.84%	42,114
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	15,594
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	140,750
Class R3 (formerly Class R4)	—%	0.25%	0.25%	0.25%	54,350
Total Distribution and Service Fees					$7,930,974

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

30

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2008 based on each class’ average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2008, were as follows:

Amount
Class A	$28,256
Class B	149,259
Class C	66,495

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2008, the fee was $685,722, which equated to 0.0389% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,144,769.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0127% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For

31

Notes to Financial Statements (unaudited) – continued

the six months ended April 30, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.23%	$11,490
Former Class R2 (b)	0.25%	—	—	0.08%	2,341
Class R2 (formerly Class R3)	0.15%	—	—	0.05%	13,571
Class R3 (formerly Class R4)	0.15%	—	—	0.05%	10,674
Class R4 (formerly Class R5)	0.10%	—	—	0.03%	459
Total Retirement Plan Administration and Services Fees					$38,535

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for the former Class R2, Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $830. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $6,308. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $74,100 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $14,745 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a

32

Notes to Financial Statements (unaudited) – continued

portion of the payments made by the fund to Tarantino LLC in the amount of $8,360, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,344,983,178 and $1,135,135,471, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	33,360,115	$626,268,639	61,356,275	$1,113,434,834
Class B	2,297,233	42,704,919	4,279,040	76,645,233
Class C	4,051,305	75,778,327	6,018,205	110,043,000
Class I	174,429	3,300,978	1,458,843	28,472,297
Class R (b)	178,724	3,388,413	380,262	6,888,822
Class R1	205,251	3,848,808	503,719	9,247,234
Former Class R2 (b)	208,929	3,906,715	277,082	5,045,047
Class R2 (formerly Class R3)	1,873,922	35,305,715	2,350,890	42,409,832
Class R3 (formerly Class R4)	765,430	14,248,272	2,340,247	41,638,662
Class R4 (formerly Class R5)	140,014	2,552,427	140,526	2,611,245
	43,255,352	$811,303,213	79,105,089	$1,436,436,206
Shares issued to shareholders in reinvestment of distributions
Class A	7,311,071	$141,419,206	1,588,457	$28,414,841
Class B	1,472,847	28,429,575	312,574	5,434,921
Class C	938,089	18,117,572	141,710	2,499,661
Class I	60,393	1,170,381	15,729	282,504
Class R (b)	8,086	156,530	6,604	114,146
Class R1	29,783	574,322	2,224	40,092
Former Class R2 (b)	18,074	339,727	1,822	33,018
Class R2 (formerly Class R3)	171,888	3,318,004	21,903	394,812
Class R3 (formerly Class R4)	138,163	2,668,705	21,118	383,251
Class R4 (formerly Class R5)	4,566	87,954	600	11,259
	10,152,960	$196,281,976	2,112,741	$37,608,505

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(20,799,080)	$(382,372,703)	(29,273,164)	$(535,900,376)
Class B	(6,821,040)	(126,268,000)	(14,974,359)	(267,003,938)
Class C	(1,933,035)	(35,652,143)	(3,690,833)	(66,850,090)
Class I	(298,307)	(5,486,323)	(1,187,635)	(23,599,741)
Class R (b)	(532,998)	(10,099,348)	(701,558)	(12,751,972)
Class R1	(72,965)	(1,321,272)	(193,262)	(3,368,399)
Former Class R2 (b)	(477,118)	(8,879,029)	(112,910)	(1,961,129)
Class R2 (formerly Class R3)	(526,344)	(9,768,381)	(885,461)	(15,563,043)
Class R3 (formerly Class R4)	(413,876)	(7,427,325)	(1,056,034)	(18,395,041)
Class R4 (formerly Class R5)	(29,319)	(541,751)	(50,970)	(964,339)
	(31,904,082)	$(587,816,275)	(52,126,186)	$(946,358,068)
Net change
Class A	19,872,106	$385,315,142	33,671,568	$605,949,299
Class B	(3,050,960)	(55,133,506)	(10,382,745)	(184,923,784)
Class C	3,056,359	58,243,756	2,469,082	45,692,571
Class I	(63,485)	(1,014,964)	286,937	5,155,060
Class R (b)	(346,188)	(6,554,405)	(314,692)	(5,749,004)
Class R1	162,069	3,101,858	312,681	5,918,927
Former Class R2 (b)	(250,115)	(4,632,587)	165,994	3,116,936
Class R2 (formerly Class R3)	1,519,466	28,855,338	1,487,332	27,241,601
Class R3 (formerly Class R4)	489,717	9,489,652	1,305,331	23,626,872
Class R4 (formerly Class R5)	115,261	2,098,630	90,156	1,658,165
	21,504,230	$419,768,914	29,091,644	$527,686,643

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $7,030 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,824,380	476,625,167	488,532,097	67,917,450

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,692,915	$67,917,450

35

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of MFS Utilities Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

Number of Dollars
For	5,726,842.69
Against	33,277.14
Abstain	538,788.32

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

37

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

MFS® Global Total Return Fund

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3 and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

4/30/08

MWT-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 16, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 2.125%, 2010	2.1%
Total S.A., ADR	1.9%
Kingdom of Spain, 5%, 2012	1.8%
Dutch Government, 3.75%, 2014	1.8%
United Kingdom Treasury, 8%, 2015	1.6%
Nestle, S.A.	1.6%
Republic of Italy, 4.75%, 2013	1.6%
Republic of France, 6%, 2025	1.5%
Kingdom of Belgium, 5.5%, 2017	1.5%
Lockheed Martin Corp.	1.4%

Equity sectors
Financial Services	12.8%
Energy	7.9%
Health Care	6.5%
Utilities & Communications	6.2%
Consumer Staples	6.1%
Industrial Goods & Services	4.8%
Technology	4.6%
Leisure	3.2%
Autos & Housing	2.6%
Retailing	1.8%
Transportation	1.6%
Basic Materials	1.2%
Special Products & Services	1.1%

Fixed income sectors (i)
Non-U.S. Government Bonds	26.6%
U.S. Treasury Securities	5.9%
Mortgage-Backed Securities	1.4%
U.S. Government Agencies	0.7%
Commercial Mortgage-Backed Securities	0.7%
Municipal Bonds	0.2%
Emerging Markets Bonds	0.1%

Country weightings (i)
United States	38.6%
Japan	16.5%
United Kingdom	10.3%
Germany	6.3%
France	6.0%
Netherlands	5.3%
Switzerland	3.6%
Spain	2.5%
Italy	2.3%
Other Countries	8.6%

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 4/30/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2007 through April 30, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2007 through April 30, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/07	Ending Account Value 4/30/08	Expenses Paid During Period (p) 11/01/07-4/30/08
A	Actual	1.30%	$1,000.00	$992.81	$6.44
	Hypothetical (h)	1.30%	$1,000.00	$1,018.40	$6.52
B	Actual	1.95%	$1,000.00	$989.44	$9.65
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
C	Actual	1.95%	$1,000.00	$989.64	$9.65
	Hypothetical (h)	1.95%	$1,000.00	$1,015.17	$9.77
I	Actual	0.95%	$1,000.00	$994.49	$4.71
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77
R1	Actual	2.02%	$1,000.00	$988.90	$9.99
	Hypothetical (h)	2.02%	$1,000.00	$1,014.82	$10.12
R2 (Formerly R3)	Actual	1.49%	$1,000.00	$992.40	$7.38
	Hypothetical (h)	1.49%	$1,000.00	$1,017.45	$7.47
R3 (Formerly R4)	Actual	1.25%	$1,000.00	$993.48	$6.20
	Hypothetical (h)	1.25%	$1,000.00	$1,018.65	$6.27
R4 (Formerly R5)	Actual	0.95%	$1,000.00	$995.00	$4.71
	Hypothetical (h)	0.95%	$1,000.00	$1,020.14	$4.77

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4) and Class R4 (formerly Class R5) retirement plan administration and service fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.44%, 1.20%, and 0.92% for Class R2, Class R3 and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $7.15, $5.97 and $4.58 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $7.24, $6.04 and $4.63 for Class R2, Class R3 and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and service fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.95; the actual expenses paid during the period would have been approximately $9.67, and the hypothetical expenses paid during the period would have been approximately $9.80.

PORTFOLIO OF INVESTMENTS

4/30/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 60.4%
Issuer	Shares/Par	Value ($)

Aerospace - 2.6%
Lockheed Martin Corp.	95,550	$10,132,122
Northrop Grumman Corp.	47,320	3,481,332
United Technologies Corp.	59,850	4,337,330

		$17,950,784
Alcoholic Beverages - 0.8%
Heineken N.V.	102,430	$5,976,808

Apparel Manufacturers - 0.6%
NIKE, Inc., “B”	63,180	$4,220,424

Automotive - 0.8%
Bayerische Motoren Werke AG	86,670	$4,761,751
Johnson Controls, Inc.	33,920	1,196,019

		$5,957,770
Broadcasting - 2.1%
Fuji Television Network, Inc.	1,280	$2,101,555
Nippon Television Network Corp.	10,400	1,444,982
Omnicom Group, Inc.	39,290	1,875,705
Vivendi S.A.	106,270	4,323,282
Walt Disney Co.	69,910	2,267,181
WPP Group PLC	224,990	2,745,517

		$14,758,222
Brokerage & Asset Managers - 0.9%
Franklin Resources, Inc.	21,300	$2,026,695
Goldman Sachs Group, Inc.	16,900	3,234,153
Lehman Brothers Holdings, Inc.	22,300	986,552

		$6,247,400
Business Services - 1.1%
Accenture Ltd., “A”	93,180	$3,498,909
Bunzl PLC	131,340	1,926,413
USS Co. Ltd.	29,300	2,075,434

		$7,500,756

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.6%
PPG Industries, Inc.	70,520	$4,327,812

Computer Software - 0.9%
Oracle Corp. (a)	303,050	$6,318,593

Computer Software - Systems - 0.9%
Fujitsu Ltd.	385,000	$2,478,856
International Business Machines Corp.	32,690	3,945,683

		$6,424,539
Construction - 1.8%
CRH PLC	88,190	$3,369,419
Geberit AG	12,318	1,894,542
Masco Corp.	152,160	2,770,834
Sekisui Chemical Co. Ltd.	295,000	2,159,872
Sherwin-Williams Co.	19,020	1,052,186
Toll Brothers, Inc. (a)	59,320	1,343,005

		$12,589,858
Consumer Goods & Services - 1.7%
Henkel KGaA, IPS (l)	89,300	$3,803,665
Kao Corp.	141,000	3,822,148
Kose Corp.	56,800	1,235,816
Procter & Gamble Co.	45,090	3,023,285

		$11,884,914
Electrical Equipment - 1.7%
Legrand S.A.	122,130	$3,658,989
OMRON Corp.	103,800	2,168,772
Rockwell Automation, Inc.	18,070	979,936
Spectris PLC	203,630	3,073,851
W.W. Grainger, Inc.	24,490	2,123,528

		$12,005,076
Electronics - 2.8%
Intel Corp.	176,960	$3,939,130
Konica Minolta Holdings, Inc.	202,500	3,051,708
Ricoh Co. Ltd.	159,000	2,763,993
Samsung Electronics Co. Ltd.	7,013	4,992,793
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	416,671	4,683,382

		$19,431,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.5%
Apache Corp.	27,010	$3,637,707
Devon Energy Corp.	34,350	3,895,290
EOG Resources, Inc.	21,900	2,857,512

		$10,390,509
Energy - Integrated - 6.2%
Chevron Corp.	64,000	$6,153,600
ConocoPhillips	25,310	2,180,457
Exxon Mobil Corp.	61,320	5,707,052
Hess Corp.	38,630	4,102,506
Royal Dutch Shell PLC, “A”	161,550	6,488,801
StatoilHydro ASA	158,700	5,719,356
TOTAL S.A., ADR	158,360	13,302,240

		$43,654,012
Food & Beverages - 2.5%
General Mills, Inc.	20,800	$1,256,320
Kellogg Co.	48,330	2,473,046
Nestle S.A.	23,262	11,182,680
Nong Shim Co. Ltd.	6,067	1,116,403
PepsiCo, Inc.	20,600	1,411,718

		$17,440,167
Food & Drug Stores - 0.7%
CVS Caremark Corp.	61,910	$2,499,307
Lawson, Inc.	62,100	2,683,499

		$5,182,806
Forest & Paper Products - 0.6%
UPM-Kymmene Corp.	204,240	$3,932,676

Gaming & Lodging - 0.4%
Royal Caribbean Cruises Ltd.	85,360	$2,722,984

General Merchandise - 0.4%
Macy’s, Inc.	106,400	$2,690,856

Health Maintenance Organizations - 0.4%
WellPoint, Inc. (a)	57,900	$2,880,525

Insurance - 3.4%
Allstate Corp.	148,950	$7,501,122
Aviva PLC	212,670	2,642,034

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Benfield Group PLC	264,410	$1,388,651
Genworth Financial, Inc., “A”	76,060	1,753,944
Hartford Financial Services Group, Inc.	23,920	1,704,778
Jardine Lloyd Thompson Group PLC	296,510	2,175,172
MetLife, Inc.	91,690	5,579,337
Prudential Financial, Inc.	18,570	1,405,935

		$24,150,973
Leisure & Toys - 0.4%
NAMCO BANDAI Holdings, Inc.	89,600	$1,117,249
Sankyo Co. Ltd.	23,800	1,435,303

		$2,552,552
Machinery & Tools - 0.5%
Assa Abloy AB, “B” (l)	221,680	$3,465,480

Major Banks - 5.2%
Bank of America Corp.	122,796	$4,609,762
Bank of New York Mellon Corp.	116,318	5,063,323
Credit Agricole S.A.	196,274	6,619,030
PNC Financial Services Group, Inc.	37,230	2,581,901
Royal Bank of Scotland Group PLC	619,040	4,184,315
State Street Corp.	42,630	3,075,328
Sumitomo Mitsui Financial Group, Inc.	394	3,423,998
SunTrust Banks, Inc.	31,390	1,749,993
Svenska Handelsbanken AB, “A” (l)	76,000	2,120,077
UniCredito Italiano S.p.A.	396,091	2,993,894

		$36,421,621
Natural Gas - Distribution - 0.4%
Tokyo Gas Co. Ltd.	670,000	$2,580,169

Oil Services - 0.2%
Fugro N.V.	19,290	$1,722,346

Other Banks & Diversified Financials - 3.3%
Aiful Corp. (l)	39,350	$769,313
Bangkok Bank Public Co. Ltd.	371,800	1,641,501
Citigroup, Inc.	41,576	1,050,626
DNB Holding A.S.A. (l)	188,800	2,811,980
Hachijuni Bank Ltd. (l)	195,000	1,293,809
ING Groep N.V. (l)	179,660	6,851,076
Joyo Bank Ltd.	192,000	1,100,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Sapporo Hokuyo Holdings, Inc.	176	$1,429,536
Shinhan Financial Group Co. Ltd.	54,250	3,139,875
Takefuji Corp. (l)	55,170	1,308,831
Unione di Banche Italiane Scpa	73,248	1,940,548

		$23,337,801
Pharmaceuticals - 6.1%
Astellas Pharma, Inc.	82,400	$3,387,043
GlaxoSmithKline PLC	405,910	8,996,779
Hisamitsu Pharmaceutical Co., Inc.	76,900	2,885,717
Johnson & Johnson	62,250	4,176,353
Merck & Co., Inc.	79,730	3,032,929
Merck KGaA	17,460	2,486,928
Novartis AG	100,600	5,128,036
Pfizer, Inc.	92,490	1,859,974
Roche Holding AG	42,780	7,139,548
Wyeth	89,710	3,989,404

		$43,082,711
Printing & Publishing - 0.3%
Reed Elsevier PLC, ADR	181,273	$2,290,412

Railroad & Shipping - 0.3%
Burlington Northern Santa Fe Corp.	20,040	$2,055,102

Specialty Stores - 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG	37,450	$810,832

Telecommunications - Wireless - 2.0%
KDDI Corp.	682	$4,393,995
Vodafone Group PLC	2,943,085	9,313,658

		$13,707,653
Telephone Services - 2.2%
AT&T, Inc.	114,890	$4,447,392
Embarq Corp.	30,221	1,256,287
Royal KPN N.V.	227,680	4,168,659
Telefonica S.A.	166,790	4,844,472
TELUS Corp.	18,153	807,663

		$15,524,473
Tobacco - 1.1%
Altria Group, Inc.	74,360	$1,487,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Tobacco - continued
Philip Morris International, Inc. (a)		122,730	$6,262,912

			$7,750,112
Trucking - 1.3%
TNT N.V.		139,790	$5,435,966
Yamato Holdings Co. Ltd.		270,000	3,941,966

			$9,377,932
Utilities - Electric Power - 1.6%
Dominion Resources, Inc.		61,774	$2,680,374
E.ON AG (l)		32,500	6,620,993
FPL Group, Inc.		30,960	2,052,338

			$11,353,705
Total Common Stocks (Identified Cost, $386,578,840)			$424,672,371

Bonds - 31.1%
Asset Backed & Securitized - 0.7%
Bayview Commercial Asset Trust, FRN, 3.71%, 2023 (n)	CAD	560,000	$418,831
Commercial Mortgage Asset Trust, 0.875%, 2032 (i)(n)		16,971,193	453,402
Commercial Mortgage Pass-Through Certificates, FRN, 2.906%, 2017 (n)		1,400,000	1,341,163
Commercial Mortgage Pass-Through Certificates, FRN, 2.916%, 2017 (n)		2,061,453	1,946,956
First Union National Bank Commercial Mortgage Trust, FRN, 1.144%, 2043 (i)(n)		23,574,893	502,970
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN, 2.876%, 2018 (n)		377,977	352,937

			$5,016,259
Emerging Market Sovereign - 0.1%
Banco Central del Peru, 0%, 2008	PEN	2,600,000	$901,320

International Market Quasi-Sovereign - 0.2%
Canada Housing Trust, 4.6%, 2011	CAD	1,649,000	$1,698,530

International Market Sovereign - 22.0%
Dutch Government, 3.75%, 2014	EUR	8,053,000	$12,386,735
Federal Republic of Germany, 5.25%, 2010	EUR	4,925,000	7,940,220
Federal Republic of Germany, 3.75%, 2015	EUR	5,471,000	8,417,024
Federal Republic of Germany, 6.25%, 2030	EUR	4,775,000	9,049,227
Government of Canada, 4.5%, 2015	CAD	5,076,000	5,402,710
Government of Canada, 5.75%, 2033	CAD	429,000	533,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Japan, 0.8%, 2010	JPY	231,000,000	$2,223,867
Government of Japan, 1.5%, 2012	JPY	738,000,000	7,221,107
Government of Japan, 1.3%, 2014	JPY	440,000,000	4,240,524
Government of Japan, 1.7%, 2017	JPY	440,000,000	4,316,379
Government of Japan, 2.1%, 2024	JPY	958,000,000	9,268,328
Government of Japan, 2.2%, 2027	JPY	432,000,000	4,173,177
Government of Japan, 2.4%, 2037	JPY	182,350,000	1,735,590
Kingdom of Belgium, 5.5%, 2017	EUR	5,976,000	10,151,096
Kingdom of Denmark, 4%, 2015	DKK	7,617,000	1,565,077
Kingdom of Spain, 5%, 2012	EUR	7,654,000	12,370,157
Kingdom of Sweden, 4.5%, 2015	SEK	10,330,000	1,776,400
Republic of France, 6%, 2025	EUR	5,817,000	10,523,538
Republic of France, 4.75%, 2035	EUR	2,164,000	3,389,519
Republic of Italy, 4.75%, 2013	EUR	6,825,000	10,947,728
United Kingdom Treasury, 9%, 2011	GBP	2,453,000	5,525,727
United Kingdom Treasury, 8%, 2015	GBP	4,634,000	11,187,106
United Kingdom Treasury, 8%, 2021	GBP	1,966,000	5,097,678
United Kingdom Treasury, 4.25%, 2036	GBP	2,601,000	4,956,461

			$154,399,074
Mortgage Backed - 1.4%
Fannie Mae, 4.51%, 2013		$82,362	$81,692
Fannie Mae, 5.369%, 2013		270,875	273,432
Fannie Mae, 4.78%, 2015		360,514	359,568
Fannie Mae, 4.79%, 2015		376,073	372,124
Fannie Mae, 4.856%, 2015		284,784	282,752
Fannie Mae, 5.259%, 2016		362,000	365,218
Fannie Mae, 5.423%, 2016		342,945	350,885
Fannie Mae, 4.996%, 2017		262,288	263,171
Fannie Mae, 5.218%, 2017		330,000	332,004
Fannie Mae, 5.32%, 2017		280,561	283,298
Fannie Mae, 5.5%, 2024		494,654	500,718
Fannie Mae, 5%, 2025		904,055	913,342
Freddie Mac, 4.5%, 2021		213,167	213,542
Freddie Mac, 5%, 2022-2027		3,986,964	4,028,068
Freddie Mac, 4%, 2024		499,834	500,957
Freddie Mac, 5.5%, 2026		427,672	435,951

			$9,556,722
Municipals - 0.2%
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018		$1,440,000	$1,580,472

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies - 0.7%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,126,890
Small Business Administration, 5.09%, 2025	200,039	198,437
Small Business Administration, 5.21%, 2026	2,435,318	2,464,589
Small Business Administration, 5.31%, 2027	1,269,647	1,281,052

		$5,070,968
U.S. Treasury Obligations - 5.8%
U.S. Treasury Bonds, 4.75%, 2017 (l)	$7,392,000	$7,963,727
U.S. Treasury Bonds, 8%, 2021 (l)	3,533,000	4,859,256
U.S. Treasury Bonds, 4.75%, 2037 (l)	1,532,000	1,596,272
U.S. Treasury Notes, 2.125%, 2010 (l)	14,480,000	14,438,134
U.S. Treasury Notes, 4.75%, 2012	9,076,000	9,716,285
U.S. Treasury Notes, 4%, 2015 (f)	2,052,000	2,135,042

		$40,708,716
Total Bonds (Identified Cost, $210,789,320)		$218,932,061

Collateral for Securities Loaned - 6.7%
Morgan Stanley Repurchase Agreement, 1.97%, dated 4/30/08, due 5/01/08, total to be received $47,036,746 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account), at Cost and Net Asset Value	47,034,172	$47,034,172

Money Market Funds (v) - 8.0%
MFS Institutional Money Market Portfolio, 2.66%, at Cost and Net Asset Value	56,480,823	$56,480,823
Total Investments (Identified Cost, $700,883,155) (k)		$747,119,427

Other Assets, Less Liabilities - (6.2)%		(43,921,441)
Net Assets - 100.0%		$703,197,986

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for an open futures contract.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)	As of April 30, 2008, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $347,656,423 and 46.53% of market value. An independent pricing service provided an evaluated bid for 28.82% of the market value.
(l)	All or a portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,016,259, representing 0.7% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona

Derivative Contracts at 4/30/08

Forward Foreign Currency Exchange Contracts at 4/30/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
BUY	AUD	1,025,508	6/10/08	$942,141	$965,967	$23,826
BUY	CHF	1,400,329	5/07/08	1,346,470	1,354,567	8,097
SELL	CHF	1,400,329	5/07/08	1,387,564	1,354,567	32,997
BUY	EUR	27,556,961	5/14/08	42,605,007	43,080,899	475,892
SELL	EUR	8,361,135	5/14/08-6/30/08	13,148,519	13,048,904	99,615
BUY	GBP	732,957	6/30/08	1,447,142	1,452,129	4,987
SELL	GBP	301,343	6/30/08	597,728	597,018	710
BUY	JPY	35,235,900	6/30/08	340,000	340,316	316
SELL	JPY	575,812,208	6/30/08	5,634,968	5,561,319	73,649

						$720,089

Depreciation
SELL	AUD	1,028,380	6/10/08	$954,067	$968,672	$(14,605)
SELL	CAD	2,515,136	6/24/08	2,465,518	2,502,922	(37,404)
BUY	DKK	1,546,383	6/16/08	327,021	323,457	(3,564)
BUY	EUR	16,537,402	5/14/08-6/30/08	26,080,502	25,829,736	(250,766)
SELL	EUR	29,164,146	5/14/08-6/30/08	45,206,653	45,582,755	(376,102)
SELL	GBP	6,155,950	6/30/08	12,100,677	12,196,128	(95,451)
BUY	JPY	5,821,122,378	5/30/08-6/30/08	57,380,243	56,219,490	(1,160,753)
BUY	NOK	13,798,437	6/18/08	2,769,714	2,699,504	(70,210)
BUY	SEK	7,403,499	5/14/08	1,240,956	1,239,642	(1,314)

						$(2,010,169)

Portfolio of Investments (unaudited) – continued

Futures contracts outstanding at 4/30/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Japan Government Bonds 10 yr (Long)	21	$27,516,963	Jun-08	$(633,972)

At April 30, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $644,402,332)	$690,638,604
Underlying funds, at cost and value	56,480,823
Total investments, at value including $47,679,653 of securities on loan (identified cost, $700,883,155)		$747,119,427
Foreign currency, at value (identified cost, $1,371,846)	$1,363,433
Receivable for forward foreign currency exchange contracts	720,089
Receivable for daily variation margin on open futures contracts	111,159
Receivable for investments sold	4,837,969
Receivable for fund shares sold	3,142,496
Interest and dividends receivable	5,452,082
Receivable from investment adviser	54,307
Other assets	6,363
Total assets		$762,807,325
Liabilities
Payable for forward foreign currency exchange contracts	$2,010,169
Payable for investments purchased	9,237,585
Payable for fund shares reacquired	889,204
Collateral for securities loaned, at value (c)	47,034,172
Payable to affiliates
Management fee	31,221
Shareholder servicing costs	174,083
Distribution and service fees	21,620
Administrative services fee	527
Payable for independent trustees’ compensation	69,039
Accrued expenses and other liabilities	141,719
Total liabilities		$59,609,339
Net assets		$703,197,986
Net assets consist of
Paid-in capital	$629,940,531
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $33,024 deferred country tax)	44,347,666
Accumulated net realized gain (loss) on investments and foreign currency transactions	32,107,354
Accumulated distributions in excess of net investment income	(3,197,565)
Net assets		$703,197,986
Shares of beneficial interest outstanding		49,458,303

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$457,389,436
Shares outstanding	32,311,354
Net asset value per share		$14.16
Offering price per share (100 / 94.25 × net asset value per share)		$15.02
Class B shares
Net assets	$83,942,011
Shares outstanding	5,815,844
Net asset value and offering price per share		$14.43
Class C shares
Net assets	$148,216,362
Shares outstanding	10,363,436
Net asset value and offering price per share		$14.30
Class I shares
Net assets	$3,909,955
Shares outstanding	278,224
Net asset value, offering price, and redemption price per share		$14.05
Class R1 shares
Net assets	$1,427,644
Shares outstanding	100,083
Net asset value, offering price, and redemption price per share		$14.26
Class R2 shares (formerly Class R3 shares)
Net assets	$3,769,571
Shares outstanding	267,831
Net asset value, offering price, and redemption price per share		$14.07
Class R3 shares (formerly Class R4 shares)
Net assets	$4,002,694
Shares outstanding	283,363
Net asset value, offering price, and redemption price per share		$14.13
Class R4 shares (formerly Class R5 shares)
Net assets	$540,313
Shares outstanding	38,168
Net asset value, offering price, and redemption price per share		$14.16

(c)	Non-cash collateral is not included.

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,094,719
Interest	4,343,741
Dividends from underlying funds	1,115,430
Foreign taxes withheld	(449,637)
Total investment income		$11,104,253
Expenses
Management fee	$2,818,493
Distribution and service fees	1,887,321
Shareholder servicing costs	463,058
Administrative services fee	48,582
Retirement plan administration and services fees	3,340
Independent trustees’ compensation	9,259
Custodian fee	88,163
Shareholder communications	43,549
Auditing fees	28,598
Legal fees	6,120
Miscellaneous	64,589
Total expenses		$5,461,072
Fees paid indirectly	(2,518)
Reduction of expenses by investment adviser	(385,990)
Net expenses		$5,072,564
Net investment income		$6,031,689
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$28,513,732
Futures contracts	689,750
Foreign currency transactions	6,357,851
Net realized gain (loss) on investments and foreign currency transactions		$35,561,333
Change in unrealized appreciation (depreciation)
Investments (net of $8,626 increase in deferred country tax)	$(44,395,741)
Futures contracts	(702,213)
Translation of assets and liabilities in foreign currencies	(1,980,623)
Net unrealized gain (loss) on investments and foreign currency translation		$(47,078,577)
Net realized and unrealized gain (loss) on investments and foreign currency		$(11,517,244)
Change in net assets from operations		$(5,485,555)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/08	Year ended 10/31/07
Change in net assets	(unaudited)
From operations
Net investment income	$6,031,689	$11,617,343
Net realized gain (loss) on investments and foreign currency transactions	35,561,333	60,114,273
Net unrealized gain (loss) on investments and foreign currency translation	(47,078,577)	12,903,458
Change in net assets from operations	$(5,485,555)	$84,635,074
Distributions declared to shareholders
From net investment income
Class A	$(10,156,625)	$(8,643,261)
Class B	(1,680,432)	(1,337,012)
Class C	(2,618,257)	(1,627,882)
Class I	(90,444)	(93,542)
Class R (b)	(21,938)	(25,056)
Class R1	(26,373)	(11,267)
Former Class R2 (b)	(2,968)	(1,853)
Class R2 (formerly Class R3)	(56,717)	(27,433)
Class R3 (formerly Class R4)	(89,062)	(58,933)
Class R4 (formerly Class R5)	(12,403)	(6,598)
From net realized gain on investments
Class A	(30,160,577)	(28,109,668)
Class B	(6,024,949)	(7,838,388)
Class C	(8,844,105)	(7,029,814)
Class I	(247,954)	(294,017)
Class R (b)	(79,848)	(130,716)
Class R1	(90,896)	(56,034)
Former Class R2 (b)	(9,207)	(6,592)
Class R2 (formerly Class R3)	(161,893)	(80,623)
Class R3 (formerly Class R4)	(261,637)	(107,918)
Class R4 (formerly Class R5)	(33,729)	(48,474)
Total distributions declared to shareholders	$(60,670,014)	$(55,535,081)
Change in net assets from fund share transactions	$78,241,604	$33,706,278
Total change in net assets	$12,086,035	$62,806,271
Net assets
At beginning of period	691,111,951	628,305,680
At end of period (including accumulated distributions in excess of net investment income of $3,197,565 and undistributed net investment income of $5,525,965)	$703,197,986	$691,111,951

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class A			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.66		$15.05	$14.30	$14.73	$12.98	$11.41
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.28	$0.24	$0.19	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.67	1.80	0.94	1.97	1.63
Total from investment operations	$(0.12)		$1.96	$2.08	$1.18	$2.16	$1.81
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.30)	$(0.22)	$(0.56)	$(0.41)	$(0.24)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	(1.05)	—	—
Total distributions declared to shareholders	$(1.38)		$(1.35)	$(1.33)	$(1.61)	$(0.41)	$(0.24)
Net asset value, end of period	$14.16		$15.66	$15.05	$14.30	$14.73	$12.98
Total return (%) (r)(s)(t)	(0.72	)(n)	13.89	15.62	8.26	16.94	16.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.46	1.52	1.52	1.54	1.54
Expenses after expense reductions (f)	1.30	(a)	1.30	1.30	1.48	1.54	N/A
Net investment income	2.01	(a)	1.97	1.95	1.64	1.37	1.53
Portfolio turnover	50		66	82	82	76	105
Net assets at end of period (000 Omitted)	$457,389		$450,366	$403,848	$353,745	$298,826	$261,042

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class B			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.93		$15.28	$14.47	$14.82	$13.03	$11.43
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.19	$0.14	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		1.70	1.82	0.95	1.99	1.62
Total from investment operations	$(0.17)		$1.90	$2.01	$1.09	$2.09	$1.73
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.20)	$(0.09)	$(0.39)	$(0.30)	$(0.13)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	(1.05)	—	—
Total distributions declared to shareholders	$(1.33)		$(1.25)	$(1.20)	$(1.44)	$(0.30)	$(0.13)
Net asset value, end of period	$14.43		$15.93	$15.28	$14.47	$14.82	$13.03
Total return (%) (r)(s)(t)	(1.06	)(n)	13.16	14.84	7.56	16.14	15.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.11	2.17	2.17	2.20	2.20
Expenses after expense reductions (f)	1.95	(a)	1.95	1.95	2.13	2.20	N/A
Net investment income	1.34	(a)	1.32	1.29	0.98	0.72	0.88
Portfolio turnover	50		66	82	82	76	105
Net assets at end of period (000 Omitted)	$83,942		$95,689	$115,336	$124,013	$129,141	$129,378

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class C			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.80		$15.18	$14.39	$14.76	$12.99	$11.40
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.19	$0.15	$0.10	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		1.68	1.81	0.94	1.97	1.62
Total from investment operations	$(0.17)		$1.88	$2.00	$1.09	$2.07	$1.73
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.21)	$(0.10)	$(0.41)	$(0.30)	$(0.14)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	(1.05)	—	—
Total distributions declared to shareholders	$(1.33)		$(1.26)	$(1.21)	$(1.46)	$(0.30)	$(0.14)
Net asset value, end of period	$14.30		$15.80	$15.18	$14.39	$14.76	$12.99
Total return (%) (r)(s)(t)	(1.04	)(n)	13.12	14.87	7.59	16.12	15.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.11	2.17	2.16	2.20	2.20
Expenses after expense reductions (f)	1.95	(a)	1.95	1.95	2.12	2.20	N/A
Net investment income	1.38	(a)	1.32	1.29	1.00	0.72	0.89
Portfolio turnover	50		66	82	82	76	105
Net assets at end of period (000 Omitted)	$148,216		$132,343	$99,019	$75,974	$57,119	$54,438

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class I			2007	2006	2005	2004	2003

Net asset value, beginning of period	$15.55		$14.95	$14.23	$14.69	$12.96	$11.42
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.35	$0.32	$0.29	$0.24	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.66	1.79	0.93	1.96	1.60
Total from investment operations	$(0.09)		$2.01	$2.11	$1.22	$2.20	$1.85
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.36)	$(0.28)	$(0.63)	$(0.47)	$(0.31)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	(1.05)	—	—
Total distributions declared to shareholders	$(1.41)		$(1.41)	$(1.39)	$(1.68)	$(0.47)	$(0.31)
Net asset value, end of period	$14.05		$15.55	$14.95	$14.23	$14.69	$12.96
Total return (%) (r)(s)	(0.55	)(n)	14.31	16.00	8.65	17.31	16.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.11	1.12	1.16	1.16	1.20
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	1.12	1.16	N/A
Net investment income	2.36	(a)	2.34	2.28	1.99	1.59	1.93
Portfolio turnover	50		66	82	82	76	105
Net assets at end of period (000 Omitted)	$3,910		$3,691	$4,133	$3,170	$2,286	$56,010

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$15.77		$15.17	$14.40	$14.42
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.18	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		1.69	1.81	0.06	(g)
Total from investment operations	$(0.18)		$1.86	$1.99	$0.14
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.21)	$(0.11)	$(0.16)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	—
Total distributions declared to shareholders	$(1.33)		$(1.26)	$(1.22)	$(0.16)
Net asset value, end of period	$14.26		$15.77	$15.17	$14.40
Total return (%) (r)(s)	(1.11	)(n)	13.00	14.78	0.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.13	(a)	2.24	2.39	2.34	(a)
Expenses after expense reductions (f)	2.02	(a)	2.05	2.05	2.28	(a)
Net investment income	1.28	(a)	1.11	1.23	0.91	(a)
Portfolio turnover	50		66	82	82
Net assets at end of period (000 Omitted)	$1,428		$1,044	$363	$52

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R2 (formerly Class R3)			2007	2006	2005	2004

Net asset value, beginning of period	$15.57		$14.97	$14.24	$14.67	$12.97
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.23	$0.25	$0.18	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.68	1.77	0.94	1.99
Total from investment operations	$(0.13)		$1.91	$2.02	$1.12	$2.11
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.26)	$(0.18)	$(0.50)	$(0.41)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	(1.05)	—
Total distributions declared to shareholders	$(1.37)		$(1.31)	$(1.29)	$(1.55)	$(0.41)
Net asset value, end of period	$14.07		$15.57	$14.97	$14.24	$14.67
Total return (%) (r)(s)	(0.83	)(n)	13.57	15.19	7.87	16.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.61	(a)	1.80	1.94	1.92	1.95
Expenses after expense reductions (f)	1.49	(a)	1.60	1.60	1.87	1.95
Net investment income	1.86	(a)	1.58	1.76	1.24	0.91
Portfolio turnover	50		66	82	82	76
Net assets at end of period (000 Omitted)	$3,770		$2,306	$1,185	$159	$133

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R3 (formerly Class R4)			2007	2006	2005 (i)

Net asset value, beginning of period	$15.62		$15.02	$14.28	$14.26
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.29	$0.31	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.66	1.75	0.07	(g)
Total from investment operations	$(0.11)		$1.95	$2.06	$0.21
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.30)	$(0.21)	$(0.19)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	—
Total distributions declared to shareholders	$(1.38)		$(1.35)	$(1.32)	$(0.19)
Net asset value, end of period	$14.13		$15.62	$15.02	$14.28
Total return (%) (r)(s)	(0.65	)(n)	13.84	15.53	1.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.36	(a)	1.50	1.57	1.54	(a)
Expenses after expense reductions (f)	1.25	(a)	1.35	1.35	1.50	(a)
Net investment income	2.02	(a)	1.94	2.10	1.70	(a)
Portfolio turnover	50		66	82	82
Net assets at end of period (000 Omitted)	$4,003		$3,951	$1,303	$51

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/08 (unaudited)		Years ended 10/31
Class R4 (formerly Class R5)			2007	2006	2005 (i)

Net asset value, beginning of period	$15.65		$15.03	$14.29	$14.26
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.28	$0.25	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.26)		1.71	1.87	0.06	(g)
Total from investment operations	$(0.09)		$1.99	$2.12	$0.23
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.32)	$(0.27)	$(0.20)
From net realized gain on investments	(1.04)		(1.05)	(1.11)	—
Total distributions declared to shareholders	$(1.40)		$(1.37)	$(1.38)	$(0.20)
Net asset value, end of period	$14.16		$15.65	$15.03	$14.29
Total return (%) (r)(s)	(0.50	)(n)	14.13	15.95	1.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.21	1.30	1.24	(a)
Expenses after expense reductions (f)	0.95	(a)	1.05	1.05	1.20	(a)
Net investment income	2.37	(a)	2.00	1.77	2.00	(a)
Portfolio turnover	50		66	82	82
Net assets at end of period (000 Omitted)	$540		$428	$661	$51

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such

Notes to Financial Statements (unaudited) – continued

options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can

Notes to Financial Statements (unaudited) – continued

also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect

Notes to Financial Statements (unaudited) – continued

foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At April 30, 2008, the value of securities loaned was $47,679,653. These loans were collateralized by cash of $47,034,172 and U.S. Treasury obligations of $2,218,848.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal

Notes to Financial Statements (unaudited) – continued

course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

10/31/07
Ordinary income (including any short-term capital gains)	$15,510,355
Long-term capital gain	40,024,726
Total distributions	$55,535,081

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/08
Cost of investments	$701,312,221
Gross appreciation	67,817,743
Gross depreciation	(22,010,537)
Net unrealized appreciation (depreciation)	$45,807,206

As of 10/31/07
Undistributed ordinary income	$12,441,103
Undistributed long-term capital gain	41,675,665
Capital loss carryforwards	(2,115,465)
Other temporary differences	(1,900,216)
Net unrealized appreciation (depreciation)	$89,311,937

The aggregate cost above includes prior fiscal year end tax adjustments.

Notes to Financial Statements (unaudited) – continued

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/10	$(2,115,465)

The availability of a portion of the capital loss carryforwards, which were acquired on August 25, 2003, in connection with the MFS Global Asset Allocation Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% in excess of $500 million of average daily net assets and 0.70% of average daily net assets in excess of $1.0 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $78,147, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.82% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets with respect to each class. At April 30, 2008 the following expense limitations were in place:

Class A	Class B	Class C	Class I	Class R1		Class R2 (formerly R3)		Class R3 (formerly R4)		Class R4 (formerly R5)
1.30%	1.95%	1.95%	0.95%	1.95%(a	)	1.45%(b	)	1.20%(b	)	0.95%(b	)

(a)	Prior to March 1, 2008, the total annual fund operating expenses did not exceed 2.05% annually of the fund’s average daily net assets with respect to Class R1.
(b)	Prior to January 1, 2008, total annual fund operating expenses did not exceed 1.60%, 1.35%, and 1.05% annually of the fund’s average daily net assets with respect to Class R2 (formerly R3), Class R3 (formerly R4), and Class R4 (formerly R5), respectively.

Notes to Financial Statements (unaudited) – continued

This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. For the six months ended April 30, 2008, this reduction amounted to $306,242 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $60,632 for the six months ended April 30, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$765,641
Class B	0.75%	0.25%	1.00%	1.00%	432,324
Class C	0.75%	0.25%	1.00%	1.00%	669,295
Class R (b)	0.25%	0.25%	0.50%	0.50%	1,834
Class R1	0.75%	0.25%	1.00%	0.84%	5,553
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	327
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	7,006
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	5,341
Total Distribution and Service Fees					$1,887,321

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2008 based on each class’ average daily net assets. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2008, were as follows:

Amount
Class A	$92
Class B	$43,937
Class C	$5,796

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2008, the fee was $171,363, which equated to 0.0511% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $291,695.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2008 was equivalent to an annual effective rate of 0.0145% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.23%	$1,539
Former Class R2 (b)	0.25%	—	—	0.09%	57
Class R2 (formerly Class R3)	0.15%	—	—	0.05%	638
Class R3 (formerly Class R4)	0.15%	—	—	0.05%	1,030
Class R4 (formerly Class R5)	0.10%	—	—	0.03%	76
Total Retirement Plan Administration and Services Fees					$3,340

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

Notes to Financial Statements (unaudited) – continued

(g)	Effective January 1, 2008, the annual retirement plan administration and services fee was eliminated for the former Class R2, Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) shares. Effective March 1, 2008, the annual retirement plan administration and services fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $729. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $3,195. Both amounts are included in independent trustees’ compensation for the six months ended April 30, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $62,223 at April 30, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2008, the fee paid by the fund to Tarantino LLC was $2,790 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $1,601, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. government securities	$200,372,640	$162,602,239
Investments (non-U.S. government securities)	$138,240,023	$149,115,197

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,612,717	$80,222,067	7,833,479	$116,390,803
Class B	737,995	10,668,128	1,336,786	20,150,396
Class C	2,505,255	35,853,818	2,654,308	39,762,705
Class I	52,763	736,559	321,952	4,877,548
Class R (b)	27,480	400,930	36,928	546,766
Class R1	46,586	688,341	119,858	1,813,872
Former Class R2 (b)	843	11,865	7,534	113,293
Class R2 (formerly Class R3)	133,676	1,892,339	246,702	3,620,755
Class R3 (formerly Class R4)	84,985	1,207,949	267,941	3,948,580
Class R4 (formerly Class R5)	10,117	150,167	30,198	455,670
	9,212,417	$131,832,163	12,855,686	$191,680,388
Shares issued to shareholders in reinvestment of distributions
Class A	2,500,260	$35,638,075	2,275,290	$33,079,888
Class B	439,184	6,389,767	520,145	7,680,235
Class C	560,045	8,073,505	426,901	6,265,596
Class I	23,930	338,398	25,301	365,027
Class R (b)	4,281	60,852	9,759	140,857
Class R1	8,156	117,269	4,598	67,301
Former Class R2 (b)	845	12,175	575	8,445
Class R2 (formerly Class R3)	15,429	218,610	7,458	108,056
Class R3 (formerly Class R4)	24,674	350,699	11,441	166,851
Class R4 (formerly Class R5)	3,240	46,132	581	8,480
	3,580,044	$51,245,482	3,282,049	$47,890,736
Shares reacquired
Class A	(4,566,927)	$(65,500,675)	(8,184,011)	$(121,934,495)
Class B	(1,367,243)	(19,926,263)	(3,397,406)	(51,289,100)
Class C	(1,075,451)	(15,397,720)	(1,230,583)	(18,506,129)
Class I	(35,832)	(500,914)	(386,324)	(5,842,710)
Class R (b)	(105,799)	(1,507,780)	(130,402)	(1,925,073)
Class R1	(20,858)	(293,828)	(82,187)	(1,230,661)
Former Class R2 (b)	(10,455)	(149,814)	(5,519)	(81,880)
Class R2 (formerly Class R3)	(29,358)	(414,211)	(185,200)	(2,713,525)
Class R3 (formerly Class R4)	(79,211)	(1,109,624)	(113,228)	(1,655,778)
Class R4 (formerly Class R5)	(2,525)	(35,212)	(47,392)	(685,495)
	(7,293,659)	$(104,836,041)	(13,762,252)	$(205,864,846)

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/08		Year ended 10/31/07
	Shares	Amount	Shares	Amount
Net change
Class A	3,546,050	$50,359,467	1,924,758	$27,536,196
Class B	(190,064)	(2,868,368)	(1,540,475)	(23,458,469)
Class C	1,989,849	28,529,603	1,850,626	27,522,172
Class I	40,861	574,043	(39,071)	(600,135)
Class R (b)	(74,038)	(1,045,998)	(83,715)	(1,237,450)
Class R1	33,884	511,782	42,269	650,512
Former Class R2 (b)	(8,767)	(125,774)	2,590	39,858
Class R2 (formerly Class R3)	119,747	1,696,738	68,960	1,015,286
Class R3 (formerly Class R4)	30,448	449,024	166,154	2,459,653
Class R4 (formerly Class R5)	10,832	161,087	(16,613)	(221,345)
	5,498,802	$78,241,604	2,375,483	$33,706,278

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended April 30, 2008, the fund’s commitment fee and interest expense were $1,437 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	188,269,086	(131,788,263)	56,480,823

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,115,430	$56,480,823

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of Class R1 shares of the MFS Global Total Return Fund, which was held on February 15, 2008, the following actions were taken:

Item 1: To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

Number of Dollars
For	621,082.79
Against	0.00
Abstain	240,486.03

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

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Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

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M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: June 16, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2008

*	Print name and title of each signing officer under his or her signature.